UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 483

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

Schedule of Portfolio Investments

Praxis Impact Bond Fund

September 30, 2016 (Unaudited)

ASSET BACKED SECURITIES—3.2%	Coupon	Maturity	Principal Amount	Fair Value
Beacon Container Finance LLC (a)	3.720%	09/20/22	$301,507	$298,089
CarMax Auto Owner Trust	1.320%	07/15/19	1,500,000	1,502,925
CarMax Auto Owner Trust	1.380%	11/15/19	750,000	752,112
CLI Funding LLC	2.830%	03/18/28	650,000	630,870
Cronos Containers Program I Ltd.	3.270%	11/18/29	796,296	774,307
Domino’s Pizza Master Issuer LLC (a)	5.216%	01/25/42	586,063	602,694
Fairway Outdoor Funding LLC	4.212%	10/15/19	444,578	449,020
Ford Credit Auto Owner Trust	0.900%	10/15/18	1,608,294	1,608,121
Global SC Finance II SRL (a)	2.980%	04/17/28	757,083	732,597
Honda Auto Receivables Owners Trust	1.040%	02/18/20	1,800,000	1,800,089
SBA Tower Trust	2.898%	10/15/19	525,000	532,378
SolarCity LMC Series I LLC (a)	4.800%	12/21/26	731,547	711,435
SolarCity LMC Series IV LLC (a)	4.180%	08/21/45	239,612	224,871
Spruce ABS Trust	4.320%	06/15/28	680,177	678,286
Textainer Marine Containers III Ltd. (a)	3.270%	10/20/24	404,167	393,318
Toyota Auto Receivables Owner Trust	0.670%	01/17/17	510,526	510,249
Toyota Auto Receivables Owner Trust	1.270%	05/15/19	1,200,000	1,202,802
Toyota Motor Credit Corp.	1.300%	04/15/20	1,000,000	1,001,530
Trip Rail Master Funding LLC (a) (b)	2.685%	07/15/41	413,534	416,150
Verizon Owner Trust	1.420%	01/20/21	200,000	200,460

TOTAL ASSET BACKED SECURITIES (COST $14,574,019)				$15,022,303

COMMERCIAL MORTGAGE BACKED SECURITIES—1.5%	Coupon	Maturity	Principal Amount	Fair Value
Bear Stearns Commercial Mortgage Securities	5.742%	09/01/42	$658,654	$677,516
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	1,000,000	1,069,274
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	1,000,000	1,043,700
CSMC	5.383%	02/15/40	232,158	232,225
DBUBS Mortgage Trust (a)	3.742%	11/10/46	11,316	11,360
FHLMC Multifamily Structured Pass Through Certificates	5.085%	03/25/19	1,140,000	1,233,874
ML-CFC Commercial Mortgage Trust	5.419%	08/12/48	250,000	252,098
OBP Depositor LLC Trust (a)	4.646%	07/15/45	1,040,000	1,133,544
RBSCF Trust (a) (b)	6.013%	12/16/49	537,518	546,083

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

COMMERCIAL MORTGAGE BACKED SECURITIES—1.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
RBSCF Trust (a) (b)	6.140%	02/16/51	$833,806	$832,752

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $7,064,795)				$7,032,426

FOREIGN BONDS—2.1%	Coupon	Maturity	Principal Amount	Fair Value
Hashemite Kingdom of Jordan	2.503%	10/30/20	$5,000,000	$5,263,270
Hashemite Kingdom of Jordan	3.000%	06/30/25	1,450,000	1,568,461
Ukraine Government AID Bonds	1.847%	05/29/20	1,000,000	1,018,699
Ukraine Government AID Bonds	1.471%	09/29/21	2,000,000	2,012,098

TOTAL FOREIGN BONDS (COST $9,479,931)				$9,862,528

MUNICIPAL BONDS—3.1%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	$1,000,000	$1,362,160
Bridgeport Connecticut Housing Authority	1.850%	12/15/18	180,000	180,504
Cincinnati, Ohio Water System Rev.	6.458%	12/01/34	600,000	688,608
City of Lancaster, PA	5.590%	11/15/34	1,000,000	1,004,830
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,077,130
Findlay City School District	6.250%	12/01/37	270,000	278,246
Houston Independent School District	6.168%	02/15/34	1,000,000	1,087,470
Indianapolis Public School Multi-School Building	5.731%	07/15/29	1,500,000	1,657,995
LL&P Wind Energy, Inc., WA	5.733%	12/01/17	460,000	463,970
Massachusetts State	3.277%	06/01/46	1,500,000	1,568,985
Municipality Finance plc	1.375%	09/21/21	1,000,000	994,951
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	370,000	376,360
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	260,000	269,477
St. Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,287,812
State of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	717,958	711,647
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	895,000	988,501

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

MUNICIPAL BONDS—3.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Wisconsin Department of Transportation	$5.837%	07/01/30	$800,000	$866,440

TOTAL MUNICIPAL BONDS (COST $14,158,069)				$14,865,086

CORPORATE BONDS—44.8%	Coupon	Maturity	Principal Amount	Fair Value
AIRLINES—0.1%
Southwest Airlines Co.	2.650%	11/05/20	$680,000	$697,854

AUTO COMPONENTS—0.3%
BorgWarner, Inc.	5.750%	11/01/16	1,000,000	1,002,504
Johnson Controls, Inc.	3.750%	12/01/21	550,000	593,525

				1,596,029

BANKS—3.2%
Axis Bank/Dubai	2.875%	06/01/21	500,000	505,980
Banco Nal Costa Rica	5.875%	04/25/21	750,000	781,875
Bank of America Corp.	1.350%	11/21/16	1,000,000	1,000,606
Bank of America Corp.	5.650%	05/01/18	1,250,000	1,325,959
Bank of America Corp.	1.950%	05/12/18	1,000,000	1,005,540
Bank of America Corp.	3.300%	01/11/23	500,000	517,584
Citigroup, Inc.	2.400%	02/18/20	1,250,000	1,265,629
Discover Bank/Greenwood DE	3.100%	06/04/20	1,000,000	1,028,741
JPMorgan Chase & Co.	2.250%	01/23/20	500,000	506,569
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	553,716
Manufacturers & Traders Trust Co.	6.625%	12/04/17	600,000	633,595
Manufacturers & Traders Trust Co.	2.100%	02/06/20	500,000	504,617
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,254,961
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,274,685
US Bank, N.A.	2.800%	01/27/25	1,250,000	1,291,620
Wells Fargo & Co.	2.600%	07/22/20	500,000	510,145
Wells Fargo & Co.	3.500%	03/08/22	1,250,000	1,326,252

				15,288,074

BIOTECHNOLOGY—0.7%
Amgen, Inc.	5.700%	02/01/19	1,000,000	1,095,149
Biogen, Inc.	2.900%	09/15/20	1,000,000	1,038,553
Celgene Corp.	2.875%	08/15/20	835,000	863,793
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	538,161

				3,535,656

BUILDING PRODUCTS—0.2%
Masco Corp.	3.500%	04/01/21	250,000	258,750
Owens Corning	4.200%	12/01/24	750,000	795,677

				1,054,427

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS—44.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CAPITAL MARKETS—2.2%
Bank of New York Mellon Corp. (The), Perpetual Bond (b)	4.950%	12/29/49	$1,000,000	$1,020,092
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,364,838
Goldman Sachs Group, Inc.	3.500%	01/23/25	1,000,000	1,034,184
ING Bank NV	2.000%	11/26/18	1,000,000	1,006,673
Jefferies Group LLC	8.500%	07/15/19	900,000	1,036,074
Morgan Stanley	2.200%	12/07/18	910,000	919,522
Morgan Stanley	5.625%	09/23/19	1,500,000	1,661,188
Raymond James Financial, Inc.	8.600%	08/15/19	1,000,000	1,168,284
State Street Corp.	7.350%	06/15/26	1,000,000	1,377,151

				10,588,006

CHEMICALS—0.7%
Ecolab, Inc.	4.350%	12/08/21	500,000	561,353
NOVA Chemicals Corp.	5.250%	08/01/23	500,000	511,250
Potash Corp. of Saskatchewan, Inc.	5.875%	12/01/36	840,000	1,010,023
Solvay Finance America LLC	3.400%	12/03/20	1,250,000	1,308,225

				3,390,851

COMMERCIAL SERVICES & SUPPLIES—0.2%
Steelcase, Inc.	6.375%	02/15/21	750,000	855,124

COMMUNICATIONS EQUIPMENT—0.1%
Juniper Networks, Inc.	3.300%	06/15/20	500,000	518,454

CONSTRUCTION MATERIALS—0.2%
Martin Marietta Materials, Inc.	6.600%	04/15/18	1,000,000	1,064,801

CONSUMER FINANCE—1.3%
Ally Financial, Inc.	3.250%	09/29/17	500,000	503,750
American Express Credit Corp.	2.600%	09/14/20	1,000,000	1,029,088
Ford Motor Credit Co. LLC	4.250%	02/03/17	500,000	504,796
Ford Motor Credit Co. LLC	3.157%	08/04/20	1,000,000	1,030,647
GE Capital International Funding Co. (a)	4.418%	11/15/35	1,250,000	1,402,956
Harley-Davidson Financial Services, Inc.	2.700%	03/15/17	500,000	503,137
Hyundai Capital Services, Inc. (a)	2.875%	03/16/21	1,250,000	1,291,119

				6,265,493

CONTAINERS & PACKAGING—0.3%
Newell Rubbermaid, Inc.	3.850%	04/01/23	185,000	196,926

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS—44.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CONTAINERS & PACKAGING—0.3% (Continued)
Sonoco Products Co.	5.750%	11/01/40	$1,000,000	$1,171,009

				1,367,935

DIVERSIFIED FINANCIAL SERVICES—1.3%
Brookfield Finance, Inc.	4.250%	06/02/26	1,000,000	1,032,808
GATX Corp.	2.600%	03/30/20	897,000	908,891
Moody’s Corp.	5.500%	09/01/20	1,000,000	1,125,777
MSCI, Inc. (a)	5.750%	08/15/25	500,000	533,750
National Rural Utilities Cooperative Finance Corp.	10.375%	11/01/18	780,000	922,319
S&P Global, Inc.	3.300%	08/14/20	750,000	787,298
S&P Global, Inc.	4.000%	06/15/25	500,000	541,668

				5,852,511

DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
AT&T, Inc.	2.450%	06/30/20	500,000	509,237
AT&T, Inc.	4.750%	05/15/46	500,000	523,227
Frontier Communications Corp.	7.125%	03/15/19	750,000	804,375
Verizon Communications, Inc.	6.000%	04/01/41	500,000	629,863
Verizon Communications, Inc.	6.550%	09/15/43	500,000	676,043

				3,142,745

EDUCATION—0.4%
Graham Holdings Co.	7.250%	02/01/19	575,000	622,438
Massachusetts Institute of Technology	3.959%	07/01/38	1,000,000	1,143,504

				1,765,942

ELECTRIC UTILITIES—3.1%
Electricite de France SA (a)	3.625%	10/13/25	1,250,000	1,314,367
Florida Power & Light Co.	4.050%	10/01/44	1,000,000	1,119,207
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,062,742
ITC Holdings Corp. (a)	5.500%	01/15/20	1,000,000	1,093,342
MidAmerican Energy Co.	6.750%	12/30/31	1,500,000	2,105,277
NextEra Energy Capital Holdings, Inc.	2.700%	09/15/19	500,000	512,119
NSTAR Electric Co.	5.500%	03/15/40	1,000,000	1,283,165
Oncor Electric Delivery Co.	6.800%	09/01/18	750,000	824,678
Pacificorp	8.080%	10/14/22	500,000	627,180
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	540,551
Portland General Electric Co.	6.100%	04/15/19	1,100,000	1,229,521
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,418,701
Southern Power Co.	2.375%	06/01/20	240,000	244,599
Southern Power Co.	4.150%	12/01/25	1,000,000	1,076,862

				14,452,311

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS—44.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
ELECTRICAL EQUIPMENT—0.1%
Thomas & Betts Corp.	5.625%	11/15/21	$500,000	$579,828

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0% (c)
Arrow Electronics, Inc.	3.000%	03/01/18	165,000	167,757

FOOD & STAPLES RETAILING—0.6%
Ahold Finance U.S.A., LLC (b)	7.820%	01/02/20	348,049	368,633
Smith’s Food & Drug Centers, Inc. Pass Through Trust	9.200%	07/02/18	539,986	571,920
Sysco Corp.	2.600%	10/01/20	500,000	514,741
Wal-Mart Stores, Inc.	7.550%	02/15/30	1,000,000	1,532,522

				2,987,816

FOOD PRODUCTS—1.5%
Bunge Ltd. Finance Corp.	3.200%	06/15/17	1,000,000	1,012,918
Bunge Ltd. Finance Corp.	3.500%	11/24/20	250,000	261,477
Cargill, Inc.	4.760%	11/23/45	1,250,000	1,471,397
ConAgra Foods, Inc.	4.950%	08/15/20	217,000	235,643
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,338,709
Kraft Foods Group, Inc.	5.375%	02/10/20	1,000,000	1,116,437
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	1,041,513
Wm. Wrigley Jr. Co. (a)	3.375%	10/21/20	680,000	719,783

				7,197,877

FOREIGN AGENCY—2.4%
Export Development Canada	0.875%	01/30/17	1,500,000	1,499,252
Export Development Canada	1.250%	12/10/18	1,000,000	1,004,992
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,268,546
KFW	1.750%	10/15/19	2,500,000	2,543,395
KFW	1.875%	11/30/20	1,000,000	1,022,504
Kommunalbanken AS (a)	2.125%	02/11/25	1,000,000	1,018,812
Kommunivest I Sverige AB (a)	1.500%	04/23/19	1,000,000	1,008,780
Nacional Financiera SNC (a)	3.375%	11/05/20	1,000,000	1,037,700
Svensk Exportkredit AB	1.875%	06/23/20	1,000,000	1,017,050

				11,421,031

GAS UTILITIES—0.7% Brooklyn Union Gas Co. (a)	4.504%	03/10/46	1,250,000	1,411,514
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	304,503
Laclede Group, Inc.	2.550%	08/15/19	1,250,000	1,273,630
National Fuel Gas Co.	6.500%	04/15/18	500,000	525,678

				3,515,325

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS—44.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
HEALTH CARE PROVIDERS & SERVICES—0.9%
Express Scripts Holding Co.	3.300%	02/25/21	$1,000,000	$1,050,956
Howard Hughes Medical Institute	3.500%	09/01/23	1,500,000	1,642,109
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	1,018,895
McKesson Corp.	6.000%	03/01/41	474,000	610,121

				4,322,081

HOME BUILDERS—0.2%
DR Horton, Inc.	3.625%	02/15/18	750,000	766,875

HOTELS, RESTAURANTS & LEISURE—0.5%
Brinker International, Inc.	2.600%	05/15/18	500,000	500,000
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	1,028,368
Starbucks Corp.	2.450%	06/15/26	1,000,000	1,015,629

				2,543,997

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.7%
FPL Energy American Wind LLC (a)	6.639%	06/20/23	559,221	567,609
FPL Energy National Wind LLC (a)	5.608%	03/10/24	303,768	296,174
Harper Lake Solar Funding Corp. (a)	7.645%	12/31/18	735,091	764,495
LS Power Funding Corp.	8.080%	12/30/16	299,465	304,468
Midland Cogeneration Venture LP (a)	5.250%	03/15/25	205,121	208,100
Midland Cogeneration Venture LP (a)	6.000%	03/15/25	525,879	566,558
NRG Yield Operating LLC	5.375%	08/15/24	500,000	513,750
Salton Sea Funding Corp.	7.475%	11/30/18	322,955	319,702
Solar Star Funding LLC (a)	3.950%	06/30/35	333,290	325,126
Solar Star Funding LLC (a)	5.375%	06/30/35	499,665	547,280
SteelRiver Transmission Co. LLC (a)	4.710%	06/30/17	859,019	868,862
Tenaska Virginia Partners LP (a)	6.119%	03/30/24	957,124	1,055,692
Topaz Solar Farms LLC (a)	4.875%	09/30/39	333,716	352,881
Topaz Solar Farms LLC (a)	5.750%	09/30/39	767,617	865,370
TransAlta Corp.	6.900%	05/15/18	500,000	522,734

				8,078,801

INDUSTRIAL CONGLOMERATES—0.1%
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	01/15/19	500,000	513,899

				513,899

INSURANCE—3.1%
American International Group	3.750%	07/10/25	1,250,000	1,311,058
CNA Financial Corp.	4.500%	03/01/26	1,250,000	1,353,631

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS—44.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INSURANCE—3.1% (Continued)
Fidelity National Financial, Inc.	5.500%	09/01/22	$725,000	$798,182
Horace Mann Educators Corp.	4.500%	12/01/25	335,000	348,285
Kemper Corp.	4.350%	02/15/25	1,250,000	1,284,072
Liberty Mutual Group, Inc. (a)	4.950%	05/01/22	1,050,000	1,171,653
Markel Corp.	3.625%	03/30/23	400,000	413,725
Marsh & McLennan Cos., Inc.	3.500%	06/03/24	473,000	500,412
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	1,080,892
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,010,216
Progressive Corp. (b)	6.700%	06/15/37	500,000	481,250
Provident Cos., Inc.	7.000%	07/15/18	340,000	370,104
Prudential Financial, Inc. (b)	5.875%	09/15/42	500,000	551,625
RLI Corp.	4.875%	09/15/23	1,000,000	1,073,090
TIAA Asset Management Finance Co. LLC (a)	2.950%	11/01/19	1,000,000	1,030,390
Unum Group	3.000%	05/15/21	700,000	715,713
W.R. Berkley Corp.	6.150%	08/15/19	710,000	781,591
W.R. Berkley Corp.	4.625%	03/15/22	250,000	274,246

				14,550,135

IT SERVICES—0.5%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	1,000,000	1,062,538
Fiserv, Inc.	2.700%	06/01/20	1,000,000	1,031,112
Xerox Corp.	2.750%	03/15/19	500,000	501,906

				2,595,556

LIFE SCIENCES TOOLS & SERVICES—0.3%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,333,974

MACHINERY—1.0%
Harsco Corp.	5.750%	05/15/18	550,000	557,700
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	1,104,189
Kennametal, Inc.	2.650%	11/01/19	1,000,000	1,006,453
Pall Corp.	5.000%	06/15/20	1,000,000	1,121,618
Snap-on, Inc.	4.250%	01/15/18	500,000	518,852
Valmont Industries, Inc.	6.625%	04/20/20	334,000	380,434

				4,689,246

MEDIA—0.7%
Comcast Corp.	4.750%	03/01/44	500,000	588,290
Omnicom Group, Inc.	6.250%	07/15/19	1,000,000	1,122,988
Scripps Networks Interactive, Inc.	2.800%	06/15/20	1,000,000	1,024,379

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS—44.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
MEDIA—0.7% (Continued)
Time Warner Cable, Inc.	4.500%	09/15/42	$500,000	$477,130

				3,212,787

METALS & MINING—0.5% Newcrest Finance Pty. Ltd. (a)	4.450%	11/15/21	1,000,000	1,057,567
Nucor Corp.	4.125%	09/15/22	665,000	725,359
Reliance Steel & Aluminum Co.	4.500%	04/15/23	705,000	736,852

				2,519,778

MULTILINE RETAIL—0.3%
Dollar General Corp.	4.125%	07/15/17	700,000	715,803
Macy’s Retail Holdings, Inc.	9.500%	04/15/21	450,000	493,168

				1,208,971

MULTI-UTILITIES—0.9%
Consumers Energy Co.	6.700%	09/15/19	750,000	863,640
Puget Energy, Inc.	5.625%	07/15/22	750,000	863,105
Puget Sound Energy, Inc.	6.740%	06/15/18	1,000,000	1,082,446
Westar Energy, Inc.	2.550%	07/01/26	1,260,000	1,260,301

				4,069,492

OIL, GAS & CONSUMABLE FUELS—0.5%
ConocoPhillips Holdings Co.	6.950%	04/15/29	1,000,000	1,271,649
Denbury Resources, Inc.	4.625%	07/15/23	400,000	266,000
Merey Sweeny LP (a)	8.850%	12/18/19	381,040	422,879
Ras Laffan Liquefied Natural Gas Co. Ltd. II (a)	5.298%	09/30/20	476,600	508,804

				2,469,332

PAPER & FOREST PRODUCTS—0.4%
PH Glatfelter Co.	5.375%	10/15/20	750,000	757,500
Suzano Austria GMBH	5.750%	07/14/26	750,000	755,700

				1,513,200

PHARMACEUTICALS—0.5%
AbbVie, Inc.	2.000%	11/06/18	500,000	505,121
AbbVie, Inc.	2.500%	05/14/20	500,000	509,737
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,236,622

				2,251,480

PIPELINES—1.1%
Columbia Pipeline Group, Inc. (a)	3.300%	06/01/20	850,000	880,977
Enbridge Energy Partners LP	5.200%	03/15/20	500,000	535,837
Florida Gas Transmission Co. LLC (a)	4.350%	07/15/25	1,000,000	1,041,969
Kern River Funding Corp. (a)	4.893%	04/30/18	500,333	523,856
Northern Natural Gas Co. (a)	4.100%	09/15/42	1,000,000	1,059,833
Spectra Energy Capital LLC	6.750%	07/15/18	800,000	849,868

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS—44.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
PIPELINES—1.1% (Continued)
Williams Partners LP	4.875%	05/15/23	$500,000	$505,873

				5,398,213

PROFESSIONAL SERVICES—0.5%
Dun & Bradstreet Corp.	4.375%	12/01/22	1,000,000	1,042,428
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,095,622

				2,138,050

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.1%
Digital Realty Trust LP	3.950%	07/01/22	1,250,000	1,324,875
Health Care REIT, Inc.	4.700%	09/15/17	1,018,000	1,048,367
National Retail Properties, Inc.	3.800%	10/15/22	750,000	797,335
Regency Centers LP	3.750%	06/15/24	1,000,000	1,054,695
Vornado Realty LP	2.500%	06/30/19	1,000,000	1,014,084

				5,239,356

ROAD & RAIL—1.4%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	518,651	562,161
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,299,104
Kansas City Southern (a)	2.350%	05/15/20	500,000	503,949
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,161,817
Penske Truck Leasing Co. LP/PTL Finance Corp.	3.750%	05/11/17	1,000,000	1,013,644
Ryder System, Inc.	2.650%	03/02/20	455,000	464,216
Ryder System, Inc.	2.500%	05/11/20	795,000	805,284
TTX Co. (a)	2.600%	06/15/20	1,000,000	1,019,549

				6,829,724

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
Applied Materials, Inc.	7.125%	10/15/17	500,000	527,943
Intel Corp.	4.900%	07/29/45	1,000,000	1,192,810
KLA-Tencor Corp.	3.375%	11/01/19	600,000	621,586
Lam Research Corp.	2.750%	03/15/20	1,000,000	1,023,386
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	512,671
NXP BV/NXP Funding LLC	3.875%	09/01/22	200,000	209,500
Xilinx, Inc.	2.125%	03/15/19	500,000	506,343

				4,594,239

SOFTWARE—0.5%
Microsoft Corp.	4.450%	11/03/45	1,500,000	1,705,358
Symantec Corp.	2.750%	06/15/17	500,000	503,154

				2,208,512

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS—44.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SPECIALTY RETAIL—0.9%
Advanced Auto Parts, Inc.	4.500%	01/15/22	$402,000	$432,377
Gap, Inc.	5.950%	04/12/21	1,000,000	1,066,584
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	1,165,576
O’Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,062,944
Staples, Inc.	2.750%	01/12/18	580,000	584,583

				4,312,064

SUPRANATIONAL—5.1%
African Development Bank	0.750%	10/18/16	1,000,000	1,000,130
African Development Bank	1.375%	12/17/18	1,000,000	1,007,336
Asian Development Bank	1.000%	08/16/19	1,500,000	1,496,440
Asian Development Bank	2.125%	03/19/25	1,000,000	1,027,592
European Bank for Reconstruction & Development	0.875%	07/22/19	2,000,000	1,991,354
European Bank For Reconstruction & Development	1.625%	04/10/18	500,000	504,208
European Investment Bank	2.500%	10/15/24	1,000,000	1,055,994
European Investment Bank	2.125%	04/13/26	1,000,000	1,021,733
Inter-American Development Bank	1.500%	09/25/18	2,500,000	2,525,980
Inter-American Development Bank	2.125%	11/09/20	3,000,000	3,102,282
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,961,770
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	514,220
International Finance Corp.	0.625%	11/15/16	2,000,000	1,999,960
International Finance Corp.	1.250%	11/27/18	1,000,000	1,004,783
Nordic Investment Bank	2.250%	09/30/21	1,000,000	1,039,167
North American Development Bank	2.300%	10/10/18	1,000,000	1,021,683

				24,274,632

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,315,889

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS—44.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4% (Continued)
Seagate HDD Cayman	3.750%	11/15/18	$635,000	$652,446

				1,968,335

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Hanesbrands, Inc.	4.625%	05/15/24	500,000	513,125
Levi Strauss & Co.	6.875%	05/01/22	750,000	795,000

				1,308,125

TOTAL CORPORATE BONDS (COST $201,438,135)				$212,216,701

CORPORATE NOTES—1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT—1.0%
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/15/17	$1,700,000	$1,700,000
Calvert Social Investment Foundation, Inc. (d)	1.000%	12/15/17	1,200,000	1,200,000
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/17/19	1,700,000	1,700,000

TOTAL CORPORATE NOTES (COST $4,600,000)				$4,600,000

U.S. GOVERNMENT AGENCIES—40.2%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK—2.9%
Federal Home Loan Bank	0.625%	11/23/16	$4,000,000	$4,001,840
Federal Home Loan Bank	5.000%	11/17/17	2,500,000	2,619,463
Federal Home Loan Bank	3.375%	06/12/20	1,000,000	1,081,944
Federal Home Loan Bank	5.500%	07/15/36	4,320,000	6,261,762

				13,965,009

FEDERAL HOME LOAN MORTGAGE CORPORATION—16.7%
Federal Home Loan Mortgage Corp.	6.000%	09/01/17	14,603	14,756
Federal Home Loan Mortgage Corp.	4.500%	06/01/18	48,523	49,716
Federal Home Loan Mortgage Corp.	4.875%	06/13/18	6,200,000	6,622,456
Federal Home Loan Mortgage Corp.	3.750%	03/27/19	3,020,000	3,228,015
Federal Home Loan Mortgage Corp.	5.000%	04/01/19	35,472	36,439
Federal Home Loan Mortgage Corp.	1.250%	10/02/19	2,710,000	2,729,133
Federal Home Loan Mortgage Corp.	1.375%	05/01/20	4,000,000	4,043,412
Federal Home Loan Mortgage Corp.	5.000%	12/01/21	109,083	116,296

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES—40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION—16.7% (Continued)
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	$9,460,000	$9,961,739
Federal Home Loan Mortgage Corp.	5.500%	04/01/22	74,057	79,621
Federal Home Loan Mortgage Corp.	4.000%	11/01/24	615,780	651,734
Federal Home Loan Mortgage Corp.	4.000%	10/01/25	276,000	293,214
Federal Home Loan Mortgage Corp.	6.000%	04/01/27	213,655	243,718
Federal Home Loan Mortgage Corp.	2.500%	10/01/27	1,154,407	1,197,362
Federal Home Loan Mortgage Corp.	7.000%	02/01/30	129,088	144,014
Federal Home Loan Mortgage Corp.	7.500%	07/01/30	214,937	251,544
Federal Home Loan Mortgage Corp.	7.000%	03/01/31	76,139	92,467
Federal Home Loan Mortgage Corp.	6.250%	07/15/32	6,000,000	9,061,962
Federal Home Loan Mortgage Corp.	3.000%	11/01/32	2,007,658	2,112,545
Federal Home Loan Mortgage Corp.	3.000%	11/01/32	1,311,747	1,380,300
Federal Home Loan Mortgage Corp.	5.500%	11/01/33	79,335	90,215
Federal Home Loan Mortgage Corp.	2.855%	05/01/34	73,466	76,954
Federal Home Loan Mortgage Corp.	2.855%	05/01/34	131,169	138,617
Federal Home Loan Mortgage Corp.	5.000%	07/01/35	167,204	186,275
Federal Home Loan Mortgage Corp.	4.500%	10/01/35	317,863	348,288
Federal Home Loan Mortgage Corp.	5.500%	03/01/36	81,762	92,849
Federal Home Loan Mortgage Corp.	5.500%	06/01/36	126,480	143,560
Federal Home Loan Mortgage Corp.	6.000%	06/01/36	123,764	144,212
Federal Home Loan Mortgage Corp.	5.500%	12/01/36	103,742	117,391
Federal Home Loan Mortgage Corp.	6.000%	08/01/37	63,163	72,538
Federal Home Loan Mortgage Corp.	5.000%	03/01/38	506,118	563,084
Federal Home Loan Mortgage Corp.	4.500%	06/01/39	551,288	606,170
Federal Home Loan Mortgage Corp.	5.000%	06/01/39	818,652	906,775
Federal Home Loan Mortgage Corp.	4.500%	07/01/39	587,340	644,091
Federal Home Loan Mortgage Corp.	4.500%	11/01/39	556,666	610,656
Federal Home Loan Mortgage Corp.	4.500%	09/01/40	842,278	925,881
Federal Home Loan Mortgage Corp.	4.500%	05/01/41	1,644,865	1,808,536
Federal Home Loan Mortgage Corp.	4.500%	07/01/41	1,634,157	1,791,862
Federal Home Loan Mortgage Corp.	5.000%	09/01/41	799,321	888,101
Federal Home Loan Mortgage Corp.	3.500%	10/01/41	987,495	1,044,985
Federal Home Loan Mortgage Corp.	4.000%	10/01/41	825,365	887,121
Federal Home Loan Mortgage Corp.	3.500%	02/01/42	1,524,874	1,613,365
Federal Home Loan Mortgage Corp.	4.000%	02/01/42	468,491	502,487
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	1,681,878	1,780,281
Federal Home Loan Mortgage Corp.	3.500%	06/01/42	1,637,437	1,732,857

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES—40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION—16.7% (Continued)
Federal Home Loan Mortgage Corp.	3.500%	08/01/42	$1,804,361	$1,909,411
Federal Home Loan Mortgage Corp.	3.000%	11/01/42	2,560,963	2,667,558
Federal Home Loan Mortgage Corp.	3.000%	01/01/43	1,552,876	1,617,252
Federal Home Loan Mortgage Corp.	3.000%	05/01/43	2,300,677	2,395,360
Federal Home Loan Mortgage Corp.	3.500%	10/01/44	2,295,635	2,421,567
Federal Home Loan Mortgage Corp.	3.500%	11/01/44	2,129,554	2,246,375
Federal Home Loan Mortgage Corp.	3.500%	04/01/45	2,507,686	2,645,250
Federal Home Loan Mortgage Corp.	3.000%	05/01/46	2,928,559	3,045,987

				78,976,354

FEDERAL NATIONAL MORTGAGE ASSOCIATION—19.3%
Federal National Mortgage Association	5.000%	02/13/17	1,800,000	1,829,524
Federal National Mortgage Association	1.125%	04/27/17	2,000,000	2,006,230
Federal National Mortgage Association	5.000%	07/01/18	39,983	41,094
Federal National Mortgage Association	5.000%	09/01/18	64,466	66,244
Federal National Mortgage Association	1.875%	02/19/19	3,000,000	3,067,026
Federal National Mortgage Association	7.000%	11/01/19	7,000	7,332
Federal National Mortgage Association	7.000%	11/01/19	7,689	8,050
Federal National Mortgage Association	3.500%	07/01/20	265,066	279,379
Federal National Mortgage Association	1.250%	05/06/21	7,000,000	6,994,330
Federal National Mortgage Association	5.500%	06/01/22	114,915	123,739
Federal National Mortgage Association	2.590%	07/01/22	2,464,810	2,579,308
Federal National Mortgage Association	2.890%	07/01/22	2,453,964	2,600,945
Federal National Mortgage Association	2.190%	01/01/23	2,000,000	2,054,182
Federal National Mortgage Association	2.770%	07/01/23	2,409,641	2,541,186
Federal National Mortgage Association	2.625%	09/06/24	10,750,000	11,508,154
Federal National Mortgage Association	3.080%	12/01/24	2,427,776	2,611,116
Federal National Mortgage Association	5.000%	04/01/25	154,359	171,298
Federal National Mortgage Association	5.000%	07/01/25	121,752	135,113
Federal National Mortgage Association	3.500%	10/01/25	273,305	288,349
Federal National Mortgage Association	5.000%	10/01/25	148,860	165,196
Federal National Mortgage Association	5.500%	11/01/25	47	52
Federal National Mortgage Association	4.000%	03/01/26	941,355	999,140
Federal National Mortgage Association	2.125%	04/24/26	2,000,000	2,035,298
Federal National Mortgage Association	8.500%	09/01/26	51,711	57,304
Federal National Mortgage Association	2.500%	09/01/27	1,413,855	1,465,793
Federal National Mortgage Association	2.500%	11/01/27	1,999,415	2,072,863
Federal National Mortgage Association	2.500%	01/01/28	1,370,071	1,420,400

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES—40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION—19.3% (Continued)
Federal National Mortgage Association	6.625%	11/15/30	$2,250,000	$3,421,390
Federal National Mortgage Association	3.000%	12/01/32	1,946,586	2,047,301
Federal National Mortgage Association	6.000%	10/01/33	74,595	86,254
Federal National Mortgage Association	2.075%	02/01/34	149,437	153,241
Federal National Mortgage Association	5.500%	02/01/34	88,078	100,190
Federal National Mortgage Association	2.786%	05/01/34	97,088	102,534
Federal National Mortgage Association	2.895%	05/01/34	59,187	61,501
Federal National Mortgage Association	6.000%	11/01/34	196,806	227,579
Federal National Mortgage Association	5.500%	01/01/35	147,452	166,548
Federal National Mortgage Association	5.000%	10/01/35	208,720	232,039
Federal National Mortgage Association	5.500%	10/01/35	223,660	253,634
Federal National Mortgage Association	6.000%	10/01/35	114,369	132,399
Federal National Mortgage Association	5.500%	06/01/36	57,309	64,781
Federal National Mortgage Association	6.000%	06/01/36	63,082	72,247
Federal National Mortgage Association	5.500%	11/01/36	79,035	89,414
Federal National Mortgage Association	2.845%	05/01/37	93,205	96,901
Federal National Mortgage Association	5.625%	07/15/37	2,750,000	4,065,683
Federal National Mortgage Association	4.500%	09/01/40	526,592	578,063
Federal National Mortgage Association	4.500%	10/01/40	523,299	575,217
Federal National Mortgage Association	4.000%	12/01/40	1,193,672	1,285,888
Federal National Mortgage Association	4.000%	01/01/41	850,034	915,481
Federal National Mortgage Association	3.500%	02/01/41	1,194,605	1,265,576
Federal National Mortgage Association	4.000%	10/01/41	777,756	837,939
Federal National Mortgage Association	4.000%	11/01/41	719,178	774,886
Federal National Mortgage Association	4.000%	12/01/41	1,908,624	2,057,398
Federal National Mortgage Association	4.000%	12/01/41	958,397	1,032,622
Federal National Mortgage Association	4.000%	01/01/42	2,099,351	2,286,776
Federal National Mortgage Association	3.500%	05/01/42	1,442,943	1,527,389
Federal National Mortgage Association	3.000%	06/01/42	2,156,214	2,246,515
Federal National Mortgage Association	3.000%	08/01/42	1,948,784	2,030,165
Federal National Mortgage Association	3.000%	08/01/42	2,011,697	2,096,171
Federal National Mortgage Association	3.500%	12/01/42	2,243,663	2,393,870
Federal National Mortgage Association	3.000%	06/01/43	1,915,975	1,995,725
Federal National Mortgage Association	4.000%	12/01/44	2,738,418	2,988,237
Federal National Mortgage Association	3.500%	05/01/45	2,909,735	3,103,127
Federal National Mortgage Association	3.000%	04/01/46	2,934,639	3,052,823

				91,546,149

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES—40.2% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.3%
Government National Mortgage Association	7.000%	12/20/30	$28,436	$35,201
Government National Mortgage Association	7.000%	10/20/31	20,722	24,694
Government National Mortgage Association	7.000%	03/20/32	73,659	91,705
Government National Mortgage Association	1.750%	01/20/34	68,248	70,886
Government National Mortgage Association	5.500%	10/20/38	43,362	46,216
Government National Mortgage Association	6.500%	11/20/38	15,388	17,904
Government National Mortgage Association	2.250%	04/16/42	1,001,291	1,011,377

				1,297,983

OVERSEAS PRIVATE INVESTMENT CORPORATION—0.7%
Overseas Private Investment Corp.	3.280%	09/15/29	1,100,000	1,165,211
Overseas Private Investment Corp.	3.540%	06/15/30	808,829	880,435
Overseas Private Investment Corp.	3.820%	06/01/33	986,172	1,091,699

				3,137,345

SMALL BUSINESS ADMINISTRATION—0.1%
Small Business Administration	0.849%	02/25/32	370,620	368,408

UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT—0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	1,049,385

TOTAL U.S. GOVERNMENT AGENCIES (COST $182,921,187)				$190,340,633

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

INVESTMENT COMPANIES—0.7%	Shares	Fair Value
Pax World High Yield Bond Fund—Individual Investor Class (COST $4,199,236)	530,984	$3,504,493

TOTAL INVESTMENTS—(COST (e) $438,435,372—Unrealized gain/loss $19,008,798)—96.6%		$457,444,170
OTHER ASSETS IN EXCESS OF LIABILITIES—3.4%		16,039,536

NET ASSETS—100.0%		$473,483,706

(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2016, these securities were valued at $32,374,589 or 6.8% of net assets.
(b)	Variable rate security. Rates presented are the rates in effect at September 30, 2016.
(c)	Percentage rounds to less than 0.1%.
(d)	Illiquid security.
(e)	Represents cost for financial reporting purposes.

plc—Public Liability Company

REIT—Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2016 (Unaudited)

COMMON STOCKS—98.4%	Shares	Fair Value
AUSTRALIA—5.7%
BANKS—2.2%
Australia & New Zealand Banking Group Ltd. (a)	6,107	$130,103
Australia & New Zealand Banking Group Ltd.—ADR	36,061	766,296
Commonwealth Bank of Australia (a)	21,512	1,199,709
Commonwealth Bank of Australia—ADR	613	34,304
National Australia Bank Ltd. (a)	4,644	99,838
National Australia Bank Ltd.—ADR	63,688	680,188
Westpac Banking Corp. (a)	4,051	92,179
Westpac Banking Corp.—ADR	48,506	1,103,026

		4,105,643

BIOTECHNOLOGY—0.3%
CSL Ltd. (a)	2,979	244,991
CSL Ltd.—ADR	6,332	261,860

		506,851

CAPITAL MARKETS—0.3%
Macquarie Group Ltd. (a)	7,209	455,979
Macquarie Group Ltd.—ADR	2,747	173,418

		629,397

CHEMICALS—0.2%
Orica Ltd. (a)	27,987	327,895

CONTAINERS & PACKAGING—0.2%
Amcor Ltd. (a)	24,949	290,620
Amcor Ltd.—ADR	3,500	163,503

		454,123

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd. (a)	17,682	70,508
Telstra Corp. Ltd.—ADR	13,179	263,843

		334,351

FOOD & STAPLES RETAILING—0.6%
Wesfarmers Ltd. (a)	19,358	656,329
Woolworths Ltd.	27,413	488,270

		1,144,599

INSURANCE—0.2%
Suncorp Group Ltd. (a)	46,152	430,616

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
AUSTRALIA—5.7% (Continued)
METALS & MINING—0.2%
Alumina Ltd.—ADR	41,858	$186,268
Newcrest Mining Ltd.—ADR	9,928	167,485
South32 Ltd. (a)	30,582	57,990

		411,743

OIL, GAS & CONSUMABLE FUELS—0.9%
Caltex Australia Ltd. (a)	12,181	322,086
Oil Search Ltd. (a)	60,661	334,128
Origin Energy Ltd. (a)	100,656	424,544
Woodside Petroleum Ltd. (a)	18,241	404,497
Woodside Petroleum Ltd.—ADR	5,235	115,851

		1,601,106

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.3%
Scentre Group REIT (a)	25,459	91,921
Shopping Centres Australasia Property Group REIT (a)	1	2
Westfield Corp. REIT (a)	72,500	542,547

		634,470

TRANSPORTATION INFRASTRUCTURE—0.1%
Sydney Airport (a)	49,337	264,479

TOTAL AUSTRALIA		10,845,273

AUSTRIA—0.2%
BANKS—0.2%
Erste Group Bank AG (a)	5,112	151,366
Erste Group Bank AG—ADR	12,078	179,841

TOTAL AUSTRIA		331,207

BELGIUM—0.2%
FOOD & STAPLES RETAILING—0.2%
Colruyt SA (a)	8,334	462,805

BRAZIL—1.3%
BANKS—0.3%
Banco Bradesco SA—ADR	70,220	636,895

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
BRAZIL—1.3% (Continued)
CHEMICALS—0.1%
Braskem SA—Class A—ADR	13,824	$212,613

FOOD PRODUCTS—0.2%
BRF SA—ADR	21,929	374,109

OIL GAS & CONSUMABLE FUELS—0.3%
Petroleo Brasileiro SA—ADR (b)	63,920	596,374

OIL, GAS & CONSUMABLE FUELS—0.2%
Ultrapar Participacoes SA—ADR	14,545	318,390

WATER UTILITIES—0.2%
Cia de Saneamento Basico do Estado de Sao Paulo—ADR	36,049	333,814

TOTAL BRAZIL		2,472,195

CANADA—6.3%
AUTO COMPONENTS—0.3%
Magna International, Inc.—Class A	11,430	490,918

BANKS—1.6%
Bank of Montreal	7,625	499,971
Bank of Nova Scotia	12,180	645,418
Royal Bank of Canada	17,137	1,061,809
Toronto-Dominion Bank	18,236	809,678

		3,016,876

CHEMICALS—0.6%
Agrium, Inc.	3,521	319,319
Methanex Corp.	9,429	336,427
Potash Corp. of Saskatchewan, Inc.	27,225	444,312

		1,100,058

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.1%
TransAlta Corp.	20,678	92,017

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
CANADA—6.3% (Continued)
INSURANCE—0.5%
Manulife Financial Corp.	41,223	$581,657
Sun Life Financial, Inc.	11,714	381,174

		962,831

MEDIA—0.1%
Shaw Communications, Inc.—Class B	11,055	226,185

METALS & MINING—0.5%
Agnico Eagle Mines Ltd.	781	42,315
Teck Resources Ltd.—Class B	53,438	963,487

		1,005,802

OIL, GAS & CONSUMABLE FUELS—1.4%
Cenovus Energy, Inc.	28,229	405,651
Enbridge, Inc.	18,096	800,386
Encana Corp.	66,587	697,166
Suncor Energy, Inc.	30,429	845,318

		2,748,521

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
Brookfield Asset Management, Inc.—Class A	20,511	721,577

ROAD & RAIL—0.8%
Canadian National Railway Co.	12,210	798,534
Canadian Pacific Railway Ltd.	5,165	788,695

		1,587,229

TOTAL CANADA		11,952,014

CAYMAN ISLANDS—0.1%
INTERNET & CATALOG RETAIL—0.1%
Ctrip.com International, Ltd.—ADR (b)	2,801	130,442
Qunar Cayman Islands Ltd. (b)	5,690	165,010

TOTAL CAYMAN ISLANDS		295,452

CHILE—0.6%
AIRLINES—0.2%
Latam Airlines Group SA—ADR (b)	37,423	303,875

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
CHILE—0.6% (Continued)
BEVERAGES—0.1%
Embotelladora Andina SA—Class B—ADR	6,720	$151,872

CHEMICALS—0.2%
Sociedad Quimica y Minera de Chile SA—ADR	15,440	415,336

METALS & MINING—0.1%
Antofagasta plc (a)	31,044	210,122
Antofagasta plc—ADR (b)	3,393	45,931

		256,053

TOTAL CHILE		1,127,136

CHINA—5.4%
AIRLINES—0.1%
China Southern Airlines Co. Ltd.—ADR	5,546	156,120

BANKS—0.5%
China Construction Bank Corp.—ADR	69,587	1,043,457

CHEMICALS—0.2%
Sinopec Shanghai Petrochemical Co. Ltd.—ADR	7,041	360,288

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.—ADR	6,115	312,109

INSURANCE—1.2%
Aia Group Ltd.—ADR	3,830	103,219
China Life Insurance Company Ltd.—ADR	84,980	1,111,538
Ping An Insurance Group Co. of China Ltd.—ADR	33,826	357,879
Ping An Insurance Group Co. of China Ltd.—Class H (a)	131,769	690,777

		2,263,413

INTERNET SOFTWARE & SERVICES—3.0%
Alibaba Group Holdings Ltd.—ADR (b)	15,369	1,625,887
Baidu, Inc.—ADR (b)	5,149	937,478
Tencent Holdings Ltd.—ADR	112,731	3,142,377

		5,705,742

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
CHINA—5.4% (Continued)
ROAD & RAIL—0.1%
Guangshen Railway Co.—ADR	8,797	$229,866

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Lenovo Group Ltd.—ADR	18,577	246,981

TOTAL CHINA		10,317,976

COLOMBIA—0.4%
BANKS—0.2%
BanColombia SA—ADR	10,431	407,226

OIL, GAS & CONSUMABLE FUELS—0.2%
Ecopetrol SA—ADR (b)	42,848	375,348

TOTAL COLOMBIA		782,574

DENMARK—1.0%
BANKS—0.2%
Danske Bank A/S (a)	11,624	340,062
Danske Bank A/S—ADR	6,614	97,490

		437,552

PHARMACEUTICALS—0.6%
Novo Nordisk A/S—ADR	28,510	1,185,731

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Pandora A/S (a)	2,460	297,946

TOTAL DENMARK		1,921,229

FINLAND—0.5%
COMMUNICATIONS EQUIPMENT—0.1%
Nokia Oyj—ADR	31,105	180,098

MACHINERY—0.3%
Kone Oyj—Class B (a)	11,250	571,093

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
FINLAND—0.5% (Continued)
PAPER & FOREST PRODUCTS—0.1%
Stora Enso Oyj—ADR	32,308	$285,280

TOTAL FINLAND		1,036,471

FRANCE—6.6%
AUTO COMPONENTS—0.6%
Cie Generale des Etablissements Michelin (a)	1,074	118,922
Cie Generale des Etablissements Michelin—ADR	25,215	556,243
Valeo SA (a)	2,793	163,014
Valeo SA—ADR	13,056	379,016

		1,217,195

AUTOMOBILES—0.3%
Renault SA (a)	5,892	484,700

BANKS—0.7%
BNP Paribas SA—ADR	28,958	749,723
Credit Agricole SA (a)	11,014	108,634
Credit Agricole SA—ADR	14,211	69,065
Societe Generale SA (a)	4,111	142,208
Societe Generale SA—ADR	36,300	252,285

		1,321,915

BUILDING PRODUCTS—0.3%
Cie de Saint-Gobain (a)	13,938	603,060

CONSTRUCTION & ENGINEERING—0.5%
Bouygues SA (a)	8,092	268,340
Vinci SA (a) (b)	1,494	114,318
Vinci SA—ADR	30,694	586,409

		969,067

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Orange SA—ADR	24,634	383,798
Vivendi SA (a)	9,270	187,080
Vivendi SA—ADR	1,680	33,852

		604,730

ELECTRICAL EQUIPMENT—0.5%
Legrand SA (a)	17,254	1,017,044

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
FRANCE—6.6% (Continued)
ENERGY EQUIPMENT & SERVICES—0.2%
Engie SA (a)(b)	2,524	$39,132
Technip SA—ADR	26,180	401,601

		440,733

FOOD & STAPLES RETAILING—0.2%
Carrefour SA (a)	1,523	39,486
Carrefour SA—ADR	49,035	254,001

		293,487

FOOD PRODUCTS—0.7%
Danone SA—ADR	85,545	1,270,344

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Essilor International SA (a)	4,503	580,831
Essilor International SA—ADR	952	61,366

		642,197

INSURANCE—0.4%
AXA SA—ADR	34,977	740,113

MEDIA—0.3%
Publicis Groupe SA—ADR	26,260	495,526

MULTI-UTILITIES—0.4%
Engie SA—ADR	20,385	318,821
Veolia Environnement SA (a)	11,656	268,556
Veolia Environnement SA—ADR	8,771	201,821

		789,198

PERSONAL PRODUCTS—0.6%
L’Oreal SA (a)	382	72,197
L’Oreal SA—ADR	26,720	1,009,749

		1,081,946

SOFTWARE—0.3%
Dassault Systemes—ADR	6,224	538,189

TOTAL FRANCE		12,509,444

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
GERMANY—6.6%
AIR FREIGHT & LOGISTICS—0.4%
Deutsche Post AG (a)	10,161	$318,106
Deutsche Post AG—ADR	14,832	462,313

		780,419

AIRLINES—0.1%
Deutsche Lufthansa AG—ADR	10,201	113,129

AUTOMOBILES—1.0%
Bayerische Moteren Werke Aktiengesellschaft—ADR	27,692	776,761
Daimler AG(a)	15,015	1,058,907

		1,835,668

BANKS—0.2%
Deutsche Bank AG	26,653	348,888
Deutsche Bank AG—ADR	2,903	38,000

		386,888

CHEMICALS—0.7%
BASF SE—ADR	14,711	1,258,526

DIVERSIFIED FINANCIAL SERVICES—0.2%
Deutsche Boerse AG (a)	3,878	302,830
Deutsche Boerse AG—ADR	15,060	116,715

		419,545

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Deutsche Telekom AG—ADR	30,797	517,082

HEALTH CARE PROVIDERS & SERVICES—0.7%
Fresenius Medical Care AG & Co. KGaA—ADR	19,354	847,124
Fresenius SE & Co. KGaA (a)	5,130	409,767

		1,256,891

INSURANCE—0.9%
Allianze SE—ADR	76,050	1,127,822
Muenchener Rueckversicherungs-Gesellschaft AG (a)	1,682	314,121
Muenchener Rueckversicherungs-Gesellschaft AG—ADR	18,890	351,543

		1,793,486

MULTI-UTILITIES—0.2%
RWE AG (a)	17,185	296,758
RWE AG—ADR	5,585	96,230

		392,988

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
GERMANY—6.6% (Continued)
PHARMACEUTICALS—0.5%
Bayer AG—ADR	9,846	$989,523

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG—ADR	12,109	215,298

SOFTWARE—0.6%
SAP SE—ADR	13,243	1,210,543

TEXTILES, APPAREL & LUXURY GOODS—0.6%
adidas AG (a)	1,323	230,088
adidas AG—ADR	9,964	865,872
Puma SE (a)	285	76,338

		1,172,298

TRADING COMPANIES & DISTRIBUTORS—0.1%
Brenntag AG (a)	5,521	301,698

TOTAL GERMANY		12,643,982

HONG KONG—4.4%
BANKS—0.3%
BOC Hong Kong Holdings Ltd. (a)	158,000	537,594
BOC Hong Kong Holdings Ltd.—ADR	1,754	119,711

		657,305

DIVERSIFIED FINANCIAL SERVICES—0.3%
Hong Kong Exchanges & Clearing Ltd. (a)	24,500	648,419

ELECTRIC UTILITIES—0.6%
Cheung Kong Infrastructure Holdings Ltd. (a)	130,000	1,121,271

INDUSTRIAL CONGLOMERATES—0.7%
CK Hutchison Holdings Ltd. (a)	53,500	683,869
CK Hutchison Holdings Ltd.—ADR	12,111	154,173
Jardine Matheson Holdings Ltd. (a)	4,751	288,370
Jardine Matheson Holdings Ltd.—ADR	3,618	219,775

		1,346,187

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
HONG KONG—4.4% (Continued)
INSURANCE—0.6%
AIA Group Ltd. (a)	171,200	$1,151,307

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.8%
Henderson Land Development Co. Ltd. (a)	81,343	485,367
Sun Hung Kai Properties Ltd. (a)	28,000	425,689
Sun Hung Kai Properties Ltd.—ADR	22,014	337,915
Swire Pacific Ltd.—Class A (a)	28,000	303,255
Swire Pacific Ltd.—Class A—ADR	32,051	352,240
Swire Properties Ltd. (a)	121,150	356,332
Wharf Holdings Ltd. (a)	150,000	1,100,516

		3,361,314

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Li & Fung Ltd. (a)	122,000	62,864
Li & Fung Ltd.—ADR	12,287	12,164

		75,028

TOTAL HONG KONG		8,360,831

HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications plc—ADR	11,582	94,741

OIL, GAS & CONSUMABLE FUELS—0.0% (c)
MOL Hungarian Oil & Gas plc—ADR	796	26,069

TOTAL HUNGARY		120,810

INDIA—1.7%
BANKS—0.9%
HDFC Bank Ltd.—ADR	16,597	1,193,158
ICICI Bank Ltd.—ADR	65,986	492,915

		1,686,073

IT SERVICES—0.5%
Infosys Ltd.—ADR	37,297	588,547
Wipro Ltd.—ADR	39,159	380,234

		968,781

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
INDIA—1.7% (Continued)
PHARMACEUTICALS—0.3%
Dr. Reddy’s Laboratories Ltd.—ADR	10,846	$503,471

TOTAL INDIA		3,158,325

INDONESIA—0.8%
BANKS—0.2%
PT Bank Mandiri—ADR	49,403	423,384

DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
Telekomunikasi Indonesia Persero Tbk PT—ADR	16,603	1,097,126

MACHINERY—0.0% (c)
United Tractors Tbk PT—ADR	3,369	91,637

TOTAL INDONESIA		1,612,147

IRELAND—1.3%
CONSTRUCTION MATERIALS—0.5%
CRH plc—ADR	27,925	929,065

PHARMACEUTICALS—0.4%
Shire plc—ADR	3,634	704,487

PROFESSIONAL SERVICES—0.4%
Experian plc (a)	3,191	63,760
Experian plc—ADR	37,268	744,614

		808,374

TOTAL IRELAND		2,441,926

ISRAEL—0.4%
PHARMACEUTICALS—0.3%
Teva Pharmaceutical Industries Ltd.—ADR	13,991	643,726

SOFTWARE—0.1%
Check Point Software Technologies Ltd. (b)	2,576	199,923

TOTAL ISRAEL		843,649

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
ITALY—1.0%
BANKS—0.3%
Intesa Sanpaolo SpA (a)	128,010	$284,178
Intesa Sanpaolo SpA—ADR	4,450	59,586
UniCredit SpA (a)	62,353	145,330

		489,094

ELECTRIC UTILITIES—0.2%
Enel SpA (a)	86,564	385,768

INSURANCE—0.1%
Assicurazioni Generali SpA (a)	16,056	195,934

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Luxottica Group SpA—ADR	9,316	445,491

TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA (a)	13,863	352,065

TOTAL ITALY		1,868,352

JAPAN—16.0%
AUTO COMPONENTS—0.5%
Bridgestone Corp. (a)	4,656	171,545
Bridgestone Corp.—ADR	20,546	377,224
Denso Corp. (a)	5,900	235,437
Denso Corp.—ADR	6,048	120,416

		904,622

AUTOMOBILES—2.1%
Honda Motor Co. Ltd.—ADR	32,346	935,446
Nissan Motor Co. Ltd.—ADR	36,396	714,818
Toyota Motor Corp.—ADR	19,586	2,273,151

		3,923,415

BANKS—1.3%
Mitsubishi UFJ Financial Group, Inc.—ADR	188,606	952,460
Mizuho Financial Group, Inc.—ADR	132,028	443,614
Sumitomo Mitsui Financial Group, Inc.—ADR	135,650	915,638
Sumitomo Mitsui Trust Holdings, Inc. (a)	298	9,736
Sumitomo Mitsui Trust Holdings, Inc.—ADR	39,737	128,748

		2,450,196

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
JAPAN—16.0% (Continued)
BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd. (a)	3,000	$19,398
Asahi Glass Co. Ltd.—ADR	21,219	136,014

		155,412

CAPITAL MARKETS—0.4%
Daiwa Securities Group, Inc. (a)	16,000	90,085
Daiwa Securities Group, Inc.—ADR	49,678	278,694
Nomura Holdings, Inc.—ADR	94,167	419,043

		787,822

CHEMICALS—0.5%
Nitto Denko Corp. (a)	500	32,473
Nitto Denko Corp.—ADR	11,626	376,217
Shin-Etsu Chemical Co. Ltd. (a)	5,600	390,728
Sumitomo Chemical Co. Ltd. (a)	38,000	168,850

		968,268

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd. (a)	50,000	490,482
Dai Nippon Printing Co. Ltd.—ADR	37	363

		490,845

CONSTRUCTION & ENGINEERING—0.3%
Obayashi Corp. (a)	55,000	545,533

DIVERSIFIED FINANCIAL SERVICES—0.2%
ORIX Corp. (a)	2,300	33,931
ORIX Corp.—ADR	5,614	416,334

		450,265

DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
Nippon Telegraph & Telephone Corp.—ADR	19,016	871,123

ELECTRIC UTILITIES—0.2%
Chubu Electric Power Co., Inc. (a)	12,600	183,336
Tohoku Electric Power Co., Inc. (a)	12,700	165,620

		348,956

ELECTRICAL EQUIPMENT—0.4%
Nidec Corp.—ADR	30,872	706,969

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
JAPAN—16.0% (Continued)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
Hitachi Ltd. (a)	11,000	$51,553
Hitachi Ltd.—ADR	5,344	249,698
Kyocera Corp. (a)	2,800	134,549
Kyocera Corp.—ADR	3,162	152,187
Murata Manufacturing Co. Ltd. (a)	2,300	300,226
Murata Manufacturing Co. Ltd.—ADR (b)	1,592	51,680
TDK Corp. (a)	800	53,599
TDK Corp.—ADR	826	55,127

		1,048,619

FOOD PRODUCTS—0.3%
Ajinomoto Co., Inc. (a)	7,000	156,075
Calbee, Inc. (a)	2,700	102,298
Meiji Holdings Co. Ltd. (a)	2,000	198,581
Yakult Honsha Co. Ltd. (a)	2,800	126,551

		583,505

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
Hoya Corp. (a)	9,500	382,164
Hoya Corp.—ADR	1,734	69,759
Terumo Corp. (a)	11,800	453,894

		905,817

HOUSEHOLD DURABLES—0.9%
Sekisui House Ltd. (a)	8,000	136,293
Sekisui House Ltd.—ADR	30,149	512,277
Sharp Corp. (a)	10,000	13,263
Sharp Corp.—ADR	17,095	22,052
Sony Corp.—ADR	32,917	1,093,174

		1,777,059

INSURANCE—0.5%
MS&AD Insurance Group Holdings, Inc.—ADR	34,266	477,325
Tokio Marine Holdings, Inc. (a)	4,600	176,410
Tokio Marine Holdings, Inc.—ADR	7,354	280,555

		934,290

INTERNET & CATALOG RETAIL—0.1%
Rakuten, Inc. (a)	18,400	240,181

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
JAPAN – 16.0% (Continued)
IT SERVICES—0.1%
Fujitsu Ltd. (a)	20,000	$107,632
Fujitsu Ltd.—ADR	1,240	33,176

		140,808

LEISURE PRODUCTS—0.1%
Shimano, Inc. (a)	1,600	237,638

MACHINERY—0.9%
FANUC Corp. (a)	400	67,566
FANUC Corp.—ADR	22,452	630,901
Kubota Corp.—ADR	7,847	594,018
Makita Corp. (a)	600	42,750
Makita Corp.—ADR	4,936	354,602

		1,689,837

MARINE—0.0% (c)
Nippon Yusen KK—ADR	7,243	27,306

METALS & MINING—0.4%
Nippon Steel Corp. (a)	21,700	445,293
Sumitomo Metal Mining Co. Ltd. (a)	23,000	317,670

		762,963

OIL, GAS & CONSUMABLE FUELS—0.1%
Inpex Corp. (a)	26,239	238,577

PERSONAL PRODUCTS—0.6%
Kao Corp. (a)	1,000	56,538
Kao Corp.—ADR	10,830	613,195
Shiseido Co. Ltd. (a)	2,100	55,620
Shiseido Co. Ltd.—ADR	15,035	398,878

		1,124,231

PHARMACEUTICALS—0.7%
Astellas Pharma, Inc. (a)	13,000	203,048
Astellas Pharma, Inc.—ADR	24,473	382,268
Daiichi Sankyo Co. Ltd. (a)	7,700	185,019
Daiichi Sankyo Co. Ltd.—ADR	1,901	45,396
Takeda Pharmaceutical Co. Ltd. (a)	2,700	129,410
Takeda Pharmaceutical Co. Ltd.—ADR	18,144	434,640

		1,379,781

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
JAPAN – 16.0% (Continued)
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
Daiwa House Industry Co. Ltd.—ADR	15,470	$423,878
Mitsubishi Estate Co. Ltd. (a)	11,000	206,432
Mitsubishi Estate Co. Ltd.—ADR	11,717	219,342
Mitsui Fudosan Co. Ltd. (a)	19,000	404,214
Sumitomo Realty & Development Co. Ltd. (a)	9,000	233,287

		1,487,153

ROAD & RAIL—0.7%
Central Japan Railway Co. (a)	1,348	230,784
East Japan Railway Co. (a)	3,590	324,048
East Japan Railway Co.—ADR	29,226	438,390
Keikyu Corp. (a)	37,000	386,076

		1,379,298

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Rohm Co. Ltd. (a)	700	36,897
Rohm Co. Ltd.—ADR	2,660	70,091

		106,988

SOFTWARE—0.2%
Nintendo Co. Ltd. (a)	300	80,326
Nintendo Co. Ltd.—ADR	11,880	391,803

		472,129

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
FUJIFILM Holdings Corp.—ADR	11,626	429,581
Seiko Epson Corp. (a)	1,200	23,106
Seiko Epson Corp.—ADR	10,312	98,686

		551,373

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Wacoal Holdings Corp.—ADR	5,242	293,604

TRADING COMPANIES & DISTRIBUTORS—0.2%
Mitsui & Co. Ltd.—ADR	1,637	452,704

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
JAPAN – 16.0% (Continued)
WIRELESS TELECOMMUNICATION SERVICES—1.0%
KDDI Corp.—ADR	43,480	$671,766
NTT DoCoMo, Inc.—ADR	22,672	576,095
Softbank Group Corp. (a)	6,500	421,256
Softbank Group Corp.—ADR	9,864	318,755

		1,987,872

TOTAL JAPAN		30,425,159

JERSEY—0.3%
METALS & MINING—0.3%
Randgold Resources Ltd.—ADR	6,079	608,326

LUXEMBOURG—0.2%
ENERGY EQUIPMENT & SERVICES—0.2%
Tenaris SA—ADR	16,654	472,974

MEXICO—1.5%
BEVERAGES—0.3%
Coca-Cola Femsa SAB de CV—ADR	7,597	569,775

CONSTRUCTION MATERIALS—0.3%
Cemex SAB de CV—ADR (b)	80,149	636,383

FOOD & STAPLES RETAILING—0.2%
Wal-Mart de Mexico SAB de CV—ADR	14,734	322,085

MEDIA—0.2%
Grupo Televisa SAB—ADR	11,081	284,671

METALS & MINING—0.2%
Fresnillo plc (a)	14,613	342,935

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico SAB de CV—ADR	4,513	428,599

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
MEXICO—1.5% (Continued)
WIRELESS TELECOMMUNICATION SERVICES—0.1%
America Movil SAB de CV—Series L—ADR	17,340	$198,370

TOTAL MEXICO		2,782,818

NETHERLANDS—2.4%
BANKS—0.2%
ING Groep NV—ADR	33,964	419,116

CHEMICALS—0.2%
Akzo Nobel NV—ADR	14,850	335,462

FOOD & STAPLES RETAILING—0.6%
Koninklijke Ahold Delhaize NV—ADR	49,012	1,110,122

INDUSTRIAL CONGLOMERATES—0.5%
Koninklijke Philips NV	30,708	908,650

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV (b)	16,784	460,553

MEDIA—0.2%
Wolters Kluwer NV (a)	954	40,782
Wolters Kluwer NV—ADR	7,337	314,427

		355,209

OIL, GAS & CONSUMABLE FUELS—0.2%
Koninklijke Ahold Delhaize NV (a)	5,491	125,055
Koninklijke Vopak NV (a)	3,557	186,542

		311,597

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ASML Holding NV	4,549	498,480

SOFTWARE—0.1%
Gemalto NV (a)	2,161	138,445

TOTAL NETHERLANDS		4,537,634

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
NORWAY—0.7%
CHEMICALS—0.1%
Yara International ASA—ADR	7,283	$243,762

METALS & MINING—0.2%
Norsk Hydro ASA (a)	61,990	267,994
Norsk Hydro ASA—ADR	13,201	57,292

		325,286

OIL, GAS & CONSUMABLE FUELS—0.4%
Statoil ASA—ADR	41,206	692,261

TOTAL NORWAY		1,261,309

PERU—0.4%
METALS & MINING—0.3%
Compania de Minas Buenaventura SA—ADR (b)	7,619	105,447
Southern Copper Corp.	24,026	631,884

TOTAL PERU		737,331

PORTUGAL—0.2%
ELECTRIC UTILITIES—0.2%
EDP—Energias de Portugal SA (a)	82,980	278,464
EDP—Energias de Portugal SA—ADR	1,231	41,380

TOTAL PORTUGAL		319,844

RUSSIA—0.2%
WIRELESS TELECOMMUNICATION SERVICES—0.2%
Mobile TeleSystems PJSC—ADR	37,298	284,584

SINGAPORE—1.5%
BANKS—1.0%
DBS Group Holdings Ltd. (a)	10,656	120,909
DBS Group Holdings Ltd.—ADR	18,371	837,350
United Overseas Bank Ltd. (a)	24,187	335,556
United Overseas Bank Ltd.—ADR	22,014	608,027

		1,901,842

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Singapore Telecommunications Ltd. (a)	86,000	251,533
Singapore Telecommunications Ltd.—ADR	6,886	202,655

		454,188

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
SINGAPORE—1.5% (Continued)
INDUSTRIAL CONGLOMERATES—0.2%
Keppel Corporation Ltd. (a)	11,721	$46,648
Keppel Corporation Ltd.—ADR	49,775	398,200

		444,848

MACHINERY—0.1%
Sembcorp Marine Ltd.	152,000	145,453

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0% (c)
Keppel REIT (a)	737	603

TOTAL SINGAPORE		2,946,934

SOUTH AFRICA—0.6%
BANKS—0.1%
Standard Bank Group Ltd.—ADR	19,275	197,954

METALS & MINING—0.1%
Gold Fields Ltd.—ADR	45,416	220,268

TRADING COMPANIES & DISTRIBUTORS—0.2%
Barloworld Ltd. (a)	45,286	274,250

WIRELESS TELECOMMUNICATION SERVICES—0.2%
MTN Group Ltd.—ADR	50,154	429,820

TOTAL SOUTH AFRICA		1,122,292

SOUTH KOREA—2.8%
BANKS—1.4%
KB Financial Group, Inc.—ADR	35,152	1,202,550
Shinhan Financial Group Co. Ltd.—ADR	30,017	1,093,820
Woori Bank—ADR	9,632	302,926

		2,599,296

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
SOUTH KOREA—2.8% (Continued)
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
KT Corp.—ADR	71,631	$1,149,677

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS—0.4%
LG Display Co. Ltd.—ADR	61,056	776,632

WIRELESS TELECOMMUNICATION SERVICES—0.4%
SK Telecom Co. Ltd.—ADR	32,754	740,240

TOTAL SOUTH KOREA		5,265,845

SPAIN—1.9%
BANKS—0.6%
Banco Bilbao Vizcaya Argentaria SA—ADR	68,498	408,248
Banco Santander SA—ADR	182,745	805,905

		1,214,153

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telefonica SA—ADR	41,773	421,072

ELECTRIC UTILITIES—0.2%
Iberdrola SA—ADR	16,749	454,735

METALS & MINING—0.1%
Acerinox SA (a)	16,589	219,422

OIL, GAS & CONSUMABLE FUELS—0.4%
Repsol SA (a)	24,639	334,681
Repsol SA—ADR	27,585	376,535

		711,216

SPECIALTY RETAIL—0.4%
Industria de Diseno Textil SA (a)	17,640	654,013

TOTAL SPAIN		3,674,611

SWEDEN—2.4%
COMMUNICATIONS EQUIPMENT—0.2%
Telefonaktiebolaget LM Ericsson—ADR	48,767	351,610

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
SWEDEN—2.4% (Continued)
CONSTRUCTION & ENGINEERING—0.5%
Skanska AB—Class B (a)	37,142	$867,693

HOUSEHOLD PRODUCTS—0.2%
Svenska Cellulosa AB SCA—Class B (a)	12,219	362,651

MACHINERY—0.8%
Alfa Laval AB (a)	23,419	367,141
Atlas Copco AB—Class A (a)	8,922	268,579
Atlas Copco AB—Class A—ADR	18,292	551,138
Sandvik AB (a)	19,176	210,996
Sandvik AB—ADR	20,116	220,874

		1,618,728

METALS & MINING—0.3%
Boliden AB (a)	22,985	540,226

OIL, GAS & CONSUMABLE FUELS—0.2%
Lundin Petroleum AB (a) (b)	24,270	444,214

SPECIALTY RETAIL—0.2%
Hennes & Mauritz AB—ADR	65,360	365,689
Hennes & Mauritz AB (H&M)—Class B (a)	3,195	90,176

		455,865

TOTAL SWEDEN		4,640,987

SWITZERLAND—7.5%
CAPITAL MARKETS—0.8%
Credit Suisse Group AG—ADR	33,584	441,294
Julius Baer Group Ltd. (a)	9,537	388,779
UBS Group AG	46,462	632,812

		1,462,885

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG—ADR	7,140	340,864

ELECTRICAL EQUIPMENT—0.7%
ABB Ltd.—ADR	61,282	1,379,458

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
SWITZERLAND—7.5% (Continued)
FOOD PRODUCTS—1.9%
Barry Callebaut AG (a)	397	$528,396
Nestle SA—ADR	39,102	3,089,840

		3,618,236

INSURANCE—0.7%
Swiss Re AG (a)	3,563	321,831
Zurich Insurance Group AG—ADR	39,970	1,026,829

		1,348,660

MACHINERY—0.1%
Schindler Holding AG (a)	1,587	300,615

METALS & MINING—0.3%
Glencore plc (a)	220,536	603,961

PHARMACEUTICALS—2.3%
Novartis AG—ADR	28,388	2,241,517
Roche Holding AG—ADR	67,656	2,095,306

		4,336,823

PROFESSIONAL SERVICES—0.2%
Adecco SA (a)	4,136	233,148
Adecco SA—ADR	4,982	140,393

		373,541

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Logitech International SA	10,434	234,348

TRADING COMPANIES & DISTRIBUTORS—0.2%
Wolseley plc (a)	537	30,207
Wolseley plc—ADR	63,056	351,222

		381,429

TOTAL SWITZERLAND		14,380,820

TAIWAN—2.9%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
Chunghwa Telecom Co. Ltd.—ADR	42,055	1,473,187

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
AU Optronics Corp.—ADR	56,975	207,959

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
TAIWAN—2.9% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
Advanced Semiconductor Engineering, Inc.—ADR	101,549	$600,155
Siliconware Precision Industries Co. Ltd.—ADR	70,913	524,756
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	77,900	2,382,961
United Microelectronics Corp.—ADR	191,039	353,422

		3,861,294

TOTAL TAIWAN		5,542,440

TURKEY—0.2%
BANKS—0.1%
Turkiye Garanti Bankasi AS—ADR	59,610	162,139

WIRELESS TELECOMMUNICATIONS SERVICES—0.1%
Turkcell Iletisim Hizmetleri AS—ADR (b)	24,908	200,758

TOTAL TURKEY		362,897

UNITED KINGDOM—11.3%
BANKS—1.5%
Barclays plc—ADR	50,461	438,506
HSBC Holdings plc—ADR	46,539	1,750,332
Lloyds Banking Group plc—ADR	102,926	295,398
Standard Chartered plc (a) (b)	45,039	366,574

		2,850,810

CAPITAL MARKETS—0.0% (c)
Man Group plc (a)	3,940	5,735
Man Group plc—ADR	7,608	11,488

		17,223

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
BT Group plc—ADR	18,204	462,928

ELECTRIC UTILITIES—0.4%
SSE plc (a)	2,983	60,581
SSE plc—ADR	31,357	639,056

		699,637

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
UNITED KINGDOM—11.3% (Continued)
ENERGY EQUIPMENT & SERVICES—0.4%
AMEC Foster Wheeler plc (a)	32,410	$240,454
Subsea 7 SA (a)	43,347	467,689
Subsea 7 SA—ADR (b)	3,305	35,694

		743,837

FOOD & STAPLES RETAILING—0.4%
J Sainsbury plc (a)	4,806	15,310
J Sainsbury plc—ADR	18,741	241,572
Tesco plc (a) (b)	46,000	108,966
Tesco plc—ADR (b)	29,931	211,912
WM Morrison Supermarkets plc (a)	29,374	82,955
WM Morrison Supermarkets plc—ADR	8,054	113,642

		774,357

FOOD PRODUCTS—0.2%
Associated British Foods plc (a)	9,712	327,169

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Smith & Nephew plc (a)	4,232	68,266
Smith & Nephew plc—ADR	17,185	563,324

		631,590

HOTELS, RESTAURANTS & LEISURE—0.7%
Compass Group plc (a)	2,247	43,524
Compass Group plc—ADR	47,072	913,667
Intercontinental Hotels Group plc—ADR	9,520	396,317

		1,353,508

HOUSEHOLD PRODUCTS—0.7%
Reckitt Benckiser Group plc (a)	3,212	302,441
Reckitt Benckiser Group plc—ADR	58,040	1,112,627

		1,415,068

INSURANCE—0.8%
Aviva plc (a)	41,971	239,527
Aviva plc—ADR	22,486	258,814
Prudential plc—ADR	26,183	934,995

		1,433,336

MEDIA—1.1%
Pearson plc—ADR	23,760	232,611
RELX plc—ADR	36,928	707,541
Sky plc (a)	3,176	36,816

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
UNITED KINGDOM—11.3% (Continued)
MEDIA—1.1% (Continued)
Sky plc—ADR	6,005	$278,902
WPP plc—ADR	6,767	796,611

		2,052,481

MULTILINE RETAIL—0.2%
Marks & Spencer Group plc (a)	10,719	45,993
Marks & Spencer Group plc—ADR	25,759	221,012
Next plc (a)	3,156	195,384

		462,389

MULTI-UTILITIES—0.7%
National Grid plc—ADR	18,688	1,328,904

OIL, GAS & CONSUMABLE FUELS—0.3%
Royal Dutch Shell plc—B Shares (a)	2,765	71,678
Tullow Oil plc (a) (b)	112,077	368,196
Tullow Oil plc—ADR (b)	15,976	25,721

		465,595

PERSONAL PRODUCTS—0.7%
Unilever NV—ADR	28,732	1,324,545

PHARMACEUTICALS—1.2%
AstraZeneca plc—ADR	31,680	1,041,005
GlaxoSmithKline plc—ADR	28,888	1,245,939
Indivior plc—ADR	1,963	38,651

		2,325,595

PROFESSIONAL SERVICES—0.1%
Capita plc (a)	21,533	186,563

REAL ESTATE INVESTMENT TRUSTS (REIT)—0.2%
Land Securities Group plc REIT (a)	30,627	419,374

SOFTWARE—0.2%
Sage Group plc (a)	33,781	322,816
Sage Group plc—ADR	2,320	88,276

		411,092

SPECIALTY RETAIL—0.2%
Kingfisher plc—ADR	29,151	286,263

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS—98.4% (Continued)	Shares	Fair Value
UNITED KINGDOM—11.3% (Continued)
WATER UTILITIES—0.4%
Severn Trent plc (a)	10,914	$354,192
United Utilities Group plc (a)	2,386	30,996
United Utilities Group plc—ADR	12,883	335,988

		721,176

WIRELESS TELECOMMUNICATION SERVICES—0.4%
Vodafone Group plc—ADR	26,458	771,251

TOTAL UNITED KINGDOM		21,464,691

UNITED STATES—0.8%
BANKS—0.1%
Canadian Imperial Bank of Commerce	3,074	238,327

HOTELS, RESTAURANTS & LEISURE—0.2%
Carnival plc—ADR	7,671	376,493

IT SERVICES—0.1%
CGI Group, Inc.—Class A (b)	2,630	125,267

MEDIA—0.2%
Thomson Reuters Corp.	7,011	290,115

METALS & MINING—0.1%
Goldcorp, Inc.	10,767	177,871
Sims Metal Management Ltd.—ADR	21,356	152,268

		330,139

MULTILINE RETAIL—0.1%
JD.com, Inc.—ADR (b)	10,637	277,520

TOTAL UNITED STATES		1,637,861

TOTAL COMMON STOCKS (COST $167,541,914)		$187,573,155

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

PREFERRED STOCKS—0.3%			Shares	Fair Value
BRAZIL—0.3%
BANKS—0.3%
Itau Unibanco Holding SA—ADR (COST $594,233)			55,974	$612,356

CORPORATE NOTES—0.9%	Coupon	Maturity	Par Value	Value
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (d)	1.000%	06/15/17	$500,000	$500,000
Calvert Social Investment Foundation, Inc. (d)	1.000%	12/15/17	600,000	600,000
Calvert Social Investment Foundation, Inc. (d)	1.500%	06/17/19	500,000	500,000

TOTAL CORPORATE NOTES (COST $1,600,000)				$1,600,000

TOTAL INVESTMENTS—(COST (e) $169,736,147—Unrealized gain/loss $20,049,364)—99.6%				$189,785,511
OTHER ASSETS IN EXCESS OF LIABILITIES—0.4%				844,748

NET ASSET—100.0%				$190,630,259

(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $48,306,777 at September 30, 2016, representing 25.3% of net assets (Note 2).
(b)	Non-income producing security.
(c)	Amount rounds to less than 0.1%.
(d)	Illiquid security.
(e)	Represents cost for financial reporting purposes.

ADR—American Depositary Receipt

plc—Public Liability Company

REIT—Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Value Index Fund

September 30, 2016 (Unaudited)

COMMON STOCKS—99.1%	Shares	Value
AIR FREIGHT & LOGISTICS—1.1%
FedEx Corp.	5,156	$900,650
United Parcel Service, Inc.—Class B	7,914	865,475

		1,766,125

AIRLINES—0.7%
American Airlines Group, Inc.	5,710	209,043
Delta Air Lines, Inc.	13,490	530,966
United Continental Holdings, Inc. (a)	7,080	371,488

		1,111,497

AUTO COMPONENTS—0.4%
BorgWarner, Inc.	8,850	311,343
Goodyear Tire & Rubber Co.	9,590	309,757

		621,100

AUTOMOBILES—0.6%
Ford Motor Co.	70,233	847,712

BANKS—10.8%
Bank of America Corp.	163,390	2,557,053
BB&T Corp.	20,994	791,894
Citigroup, Inc.	46,306	2,187,032
Comerica, Inc.	4,021	190,274
Huntington Bancshares, Inc.	18,154	178,998
JPMorgan Chase & Co.	57,942	3,858,358
KeyCorp	19,528	237,656
M&T Bank Corp.	4,486	520,825
PNC Financial Services Group, Inc. (The)	7,721	695,585
Regions Financial Corp.	24,860	245,368
SunTrust Banks, Inc.	6,766	296,351
U.S. Bancorp	26,907	1,154,041
Wells Fargo & Co.	79,859	3,536,157
Zions Bancorp	9,110	282,592

		16,732,184

BEVERAGES—1.8%
Coca-Cola Co. (The)	39,160	1,657,251
PepsiCo, Inc.	10,879	1,183,309

		2,840,560

BIOTECHNOLOGY—0.7%
Amgen, Inc.	4,664	778,002

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS—99.1% (Continued)	Shares	Value
BIOTECHNOLOGY—0.7% (Continued)
Vertex Pharmaceuticals, Inc. (a)	2,930	$255,525

		1,033,527

CAPITAL MARKETS—2.7%
Ameriprise Financial, Inc.	1,806	180,185
Bank of New York Mellon Corp. (The)	14,064	560,872
BlackRock, Inc.	932	337,813
Charles Schwab Corp.	9,030	285,077
Franklin Resources, Inc.	7,540	268,198
Goldman Sachs Group, Inc.	6,557	1,057,447
Invesco Ltd.	9,712	303,694
Morgan Stanley	15,791	506,260
Northern Trust Corp.	3,977	270,396
State Street Corp.	6,240	434,491

		4,204,433

CHEMICALS—2.6%
Air Products & Chemicals, Inc.	3,687	554,304
Dow Chemical Co.	19,170	993,581
E.I. du Pont de Nemours & Co.	11,159	747,318
Eastman Chemical Co.	5,570	376,978
Ecolab, Inc.	1,616	196,700
Mosaic Co.	10,240	250,470
Praxair, Inc.	7,486	904,533

		4,023,884

COMMERCIAL SERVICES & SUPPLIES—2.1%
Johnson Controls International plc	27,097	1,260,824
Republic Services, Inc.	18,460	931,307
Waste Management, Inc.	15,390	981,266

		3,173,397

COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	46,885	1,487,192

CONSUMER FINANCE—1.2%
American Express Co.	12,254	784,746
Capital One Financial Corp.	10,900	782,947
Discover Financial Services	4,480	253,344

		1,821,037

CONTAINERS & PACKAGING—0.6%
Avery Dennison Corp.	3,086	240,060

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS—99.1% (Continued)	Shares	Value
CONTAINERS & PACKAGING—0.6% (Continued)
Ball Corp.	4,084	$334,684
Owens-Illinois, Inc. (a)	15,775	290,102

		864,846

DISTRIBUTORS—0.4%
Genuine Parts Co.	6,180	620,781

DIVERSIFIED CONSUMER SERVICES—0.2%
H&R Block, Inc.	12,554	290,625

DIVERSIFIED FINANCIAL SERVICES—0.4%
CME Group, Inc.	5,240	547,685

DIVERSIFIED TELECOMMUNICATION SERVICES—4.8%
AT&T, Inc.	103,598	4,207,115
CenturyLink, Inc.	7,688	210,882
Frontier Communications Corp.	56,308	234,241
Level 3 Communications, Inc. (a)	5,190	240,712
Verizon Communications, Inc.	48,530	2,522,590

		7,415,540

ELECTRIC UTILITIES—3.7%
American Electric Power Co., Inc.	8,370	537,438
Duke Energy Corp.	15,864	1,269,754
Edison International	5,717	413,053
Eversource Energy	6,410	347,294
NextEra Energy, Inc.	8,265	1,010,975
PPL Corp.	14,801	511,671
Southern Co. (The)	24,911	1,277,934
Xcel Energy, Inc.	8,784	361,374

		5,729,493

ELECTRICAL EQUIPMENT—1.1%
Eaton Corp. plc	9,050	594,676
Emerson Electric Co.	13,334	726,836
Rockwell Automation, Inc.	3,580	437,977

		1,759,489

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
Corning, Inc.	16,306	385,637

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS—99.1% (Continued)	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4% (Continued)
TE Connectivity Ltd.	3,956	$254,687

		640,324

ENERGY EQUIPMENT & SERVICES—3.0%
Baker Hughes, Inc.	16,290	822,156
Diamond Offshore Drilling, Inc.	12,183	214,543
FMC Technologies, Inc. (a)	6,180	183,361
National Oilwell Varco, Inc.	9,526	349,985
Schlumberger Ltd.	38,242	3,007,351

		4,577,396

FOOD & STAPLES RETAILING—3.1%
CVS Health Corp.	11,063	984,496
Kroger Co.	15,274	453,332
Sysco Corp.	13,173	645,609
Walgreen Boots Alliance, Inc.	6,830	550,635
Wal-Mart Stores, Inc.	28,280	2,039,554
Whole Foods Market, Inc.	6,300	178,605

		4,852,231

FOOD PRODUCTS—1.9%
General Mills, Inc.	8,384	535,570
Kellogg Co. (The)	5,889	456,221
Kraft Heinz Co.	10,580	947,015
Mondelēz International, Inc.—Class A	17,582	771,850
Tyson Foods, Inc.—Class A	3,530	263,585

		2,974,241

HEALTH CARE EQUIPMENT & SUPPLIES—1.6%
Abbott Laboratories	18,830	796,321
Baxter International, Inc.	5,272	250,947
Medtronic plc	16,720	1,444,608

		2,491,876

HEALTH CARE PROVIDERS & SERVICES—2.5%
Anthem, Inc.	4,300	538,833
Cardinal Health, Inc.	8,170	634,809
Cigna Corp.	1,255	163,551
Express Scripts Holding Co. (a)	12,457	878,592
HCA Holdings, Inc. (a)	2,390	180,756
Humana, Inc.	2,730	482,910
McKesson Corp.	3,974	662,664

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS—99.1% (Continued)	Shares	Value
HEALTH CARE PROVIDERS & SERVICES—2.5% (Continued)
Quest Diagnostics, Inc.	3,790	$320,748

		3,862,863

HOTELS, RESTAURANTS & LEISURE—1.1%
Carnival Corp.	8,393	409,746
McDonald’s Corp.	8,870	1,023,243
Starbucks Corp.	4,360	236,051

		1,669,040

HOUSEHOLD DURABLES—0.2%
Whirlpool Corp.	1,752	284,104

HOUSEHOLD PRODUCTS—3.3%
Colgate-Palmolive Co.	6,578	487,693
Kimberly-Clark Corp.	2,070	261,110
Procter & Gamble Co. (The)	48,518	4,354,490

		5,103,293

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
AES Corp.	14,014	180,080

INDUSTRIAL CONGLOMERATES—1.8%
3M Co.	15,075	2,656,667
Roper Technologies, Inc.	1,010	184,295

		2,840,962

INSURANCE—6.8%
Aflac, Inc.	10,310	740,980
Allstate Corp.	10,959	758,144
American International Group, Inc.	21,857	1,296,994
Aon plc	2,267	255,015
Assurant, Inc.	2,924	269,739
Chubb Corp.	13,137	1,650,664
Cincinnati Financial Corp.	3,262	246,020
Hartford Financial Services Group, Inc.	4,990	213,672
Lincoln National Corp.	6,560	308,189
Loews Corp.	7,580	311,917
Marsh & McLennan Cos., Inc.	8,530	573,642
MetLife, Inc.	20,563	913,614
Principal Financial Group, Inc.	6,500	334,815
Progressive Corp.	14,513	457,159

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS—99.1% (Continued)	Shares	Value
INSURANCE—6.8% (Continued)
Prudential Financial, Inc.	8,520	$695,658
Travelers Cos., Inc.	9,403	1,077,114
Unum Group	8,740	308,609

		10,411,945

INTERNET SOFTWARE & SERVICES—0.5%
eBay, Inc. (a)	7,498	246,684
Yahoo!, Inc. (a)	11,510	496,081

		742,765

IT SERVICES—2.3%
Accenture plc—Class A	2,300	280,991
Dell Technologies, Inc. (a)	3,292	157,358
Fidelity National Information Services, Inc.	3,862	297,490
International Business Machines Corp.	9,682	1,537,986
MasterCard, Inc.—Class A	2,880	293,097
Paychex, Inc.	3,684	213,193
PayPal Holdings, Inc. (a)	6,598	270,320
Western Union Co. (The)	10,989	228,791
Xerox Corp.	31,211	316,167

		3,595,393

LIFE SCIENCES TOOLS & SERVICES—0.3%
Thermo Fisher Scientific, Inc.	3,244	515,991

MACHINERY—2.8%
Deere & Co.	8,957	764,480
Dover Corp.	7,213	531,165
Flowserve Corp.	3,900	188,136
Illinois Tool Works, Inc.	7,035	843,075
Ingersoll-Rand plc	5,365	364,498
PACCAR, Inc.	6,216	365,377
Parker-Hannifin Corp.	3,757	471,616
Stanley Black & Decker, Inc.	2,630	323,437
Xylem, Inc.	7,558	396,417

		4,248,201

MEDIA—2.1%
CBS Corp.—Class B	5,940	325,156
Comcast Corp.—Class A	19,175	1,272,070
Omnicom Group, Inc.	2,019	171,615
Time Warner, Inc.	12,412	988,119

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS—99.1% (Continued)	Shares	Value
MEDIA—2.1% (Continued)
Walt Disney Co. (The)	4,797	$445,449

		3,202,409

METALS & MINING—0.6%
Newmont Mining Corp.	14,490	569,312
Nucor Corp.	6,560	324,392

		893,704

MULTILINE RETAIL—0.9%
Kohl’s Corp.	6,730	294,437
Macy’s, Inc.	8,193	303,551
Target Corp.	11,166	766,881

		1,364,869

MULTI-UTILITIES—1.7%
CenterPoint Energy, Inc.	9,131	212,113
Consolidated Edison, Inc.	9,561	719,943
DTE Energy Co.	3,270	306,301
NiSource, Inc.	11,844	285,559
SCANA Corp.	4,988	360,982
Sempra Energy	4,883	523,409
WEC Energy Group, Inc.	2,940	176,047

		2,584,354

OIL, GAS & CONSUMABLE FUELS—9.9%
Apache Corp.	9,908	632,824
ConocoPhillips	54,937	2,388,111
EOG Resources, Inc.	12,570	1,215,645
EQT Corp.	2,798	203,191
Hess Corp.	18,240	978,029
Kinder Morgan, Inc.	36,451	843,112
Marathon Oil Corp.	47,566	752,018
Marathon Petroleum Corp.	14,156	574,592
Murphy Oil Corp.	14,906	453,142
Noble Energy, Inc.	14,958	534,599
Occidental Petroleum Corp.	40,330	2,940,863
ONEOK, Inc.	6,325	325,042
Phillips 66	13,564	1,092,580
Spectra Energy Corp.	27,629	1,181,140
Valero Energy Corp.	15,000	795,000
Williams Cos., Inc.	9,371	287,971

		15,197,859

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS—99.1% (Continued)	Shares	Value
PAPER & FOREST PRODUCTS—0.2%
International Paper Co.	5,781	$277,372

PERSONAL PRODUCTS—0.1%
Estée Lauder Cos., Inc.—Class A	2,200	194,832

PHARMACEUTICALS—6.1%
AbbVie, Inc.	12,228	771,220
Bristol-Myers Squibb Co.	15,019	809,824
Eli Lilly & Co.	14,157	1,136,241
Johnson & Johnson	27,591	3,259,325
Mallinckrodt plc (a)	2,980	207,944
Merck & Co., Inc.	52,021	3,246,631

		9,431,185

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.4%
HCP, Inc.	8,647	328,154
Prologis, Inc.	4,597	246,123
Simon Property Group, Inc.	5,329	1,103,156
Vornado Realty Trust	2,993	302,922
Weyerhaeuser Co.	6,909	220,673

		2,201,028

ROAD & RAIL—1.0%
CSX Corp.	10,090	307,745
Norfolk Southern Corp.	4,645	450,844
Union Pacific Corp.	8,810	859,239

		1,617,828

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
Analog Devices, Inc.	4,963	319,865
Applied Materials, Inc.	11,837	356,885
Intel Corp.	45,608	1,721,702
Micron Technology, Inc. (a)	21,870	388,849
QUALCOMM, Inc.	23,380	1,601,530
Texas Instruments, Inc.	4,120	289,142

		4,677,973

SOFTWARE—1.5%
Adobe Systems, Inc. (a)	1,819	197,434
CA, Inc.	7,512	248,497
Microsoft Corp.	8,480	488,448

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS—99.1% (Continued)			Shares	Value
SOFTWARE—1.5% (Continued)
Oracle Corp.			30,672	$1,204,796
salesforce.com, Inc. (a)			2,090	149,080

				2,288,255

SOFTWARE & SERVICES—0.2%
S&P Global, Inc.			2,198	278,179

SPECIALTY RETAIL—0.8%
Best Buy Co., Inc.			7,220	275,659
Gap, Inc.			10,170	226,181
Home Depot, Inc.			1,182	152,100
Staples, Inc.			25,360	216,828
Tiffany & Co.			3,990	289,794

				1,160,562

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
Apple, Inc.			1,610	182,010
Seagate Technology plc			11,550	445,253
Western Digital Corp.			6,815	398,473

				1,025,736

TRADING COMPANIES & DISTRIBUTORS—0.1%
W.W. Grainger, Inc.			1,020	229,337

WATER UTILITIES—0.2%
American Water Works Co., Inc.			3,640	272,418

TOTAL COMMON STOCKS (COST $123,835,422)				$152,779,712

RIGHTS—0.0% (b)			Shares	Value
Safeway, Inc. (Casa Ley subsidiary), expiring 1/30/18			6,607	$322
Safeway, Inc. (PDC subsidiary), expiring 1/30/17			6,607	6,706

TOTAL RIGHTS (COST $0)				$7,028

CORPORATE NOTES—0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT—0.8%
Calvert Social Investment Foundation, Inc. (c)	1.000%	06/15/17	$260,000	$260,000

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

CORPORATE NOTES—0.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT—0.8% (Continued)
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/15/17	$750,000	$750,000
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	260,000	260,000

TOTAL CORPORATE NOTES (COST $1,270,000)				$1,270,000

TOTAL INVESTMENTS—(COST (d) $125,105,422 – Unrealized gain/loss $28,951,318) - 99.9%				$154,056,740
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%				206,168

NET ASSETS—100.0%				$154,262,908

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security.
(d)	Represents cost for financial reporting purposes.

plc—Public Liability Company

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

September 30, 2016 (Unaudited)

COMMON STOCKS—99.0%	Shares	Value
AIR FREIGHT & LOGISTICS—0.7%
C.H. Robinson Worldwide, Inc.	3,010	$212,085
Expeditors International of Washington, Inc.	2,841	146,368
United Parcel Service, Inc.—Class B	9,843	1,076,430

		1,434,883

AIRLINES—0.3%
Southwest Airlines Co.	15,448	600,773

AUTO COMPONENTS—0.2%
Delphi Automotive plc	4,705	335,561

AUTOMOBILES—0.1%
Harley-Davidson, Inc.	4,305	226,400

BANKS—0.6%
Fifth Third Bancorp	17,834	364,884
U.S. Bancorp	5,626	241,299
Wells Fargo & Co.	14,058	622,488

		1,228,671

BEVERAGES—3.3%
Coca-Cola Co. (The)	62,669	2,652,152
Dr Pepper Snapple Group, Inc.	8,419	768,739
Monster Beverage Corp. (a)	2,850	418,408
PepsiCo, Inc.	24,432	2,657,469

		6,496,768

BIOTECHNOLOGY—4.9%
Alexion Pharmaceuticals, Inc. (a)	4,425	542,240
Amgen, Inc.	13,483	2,249,099
Biogen, Inc. (a)	4,807	1,504,735
Celgene Corp. (a)	16,758	1,751,714
Gilead Sciences, Inc.	29,832	2,360,308
Regeneron Pharmaceuticals, Inc. (a)	1,762	708,359
Vertex Pharmaceuticals, Inc. (a)	4,082	355,991

		9,472,446

BUILDING PRODUCTS—0.3%
Allegion plc	3,964	273,159
Masco Corp.	8,800	301,928

		575,087

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS—99.0% (Continued)	Shares	Value
CAPITAL MARKETS—1.7%
Ameriprise Financial, Inc.	4,361	$435,097
BlackRock, Inc.	2,088	756,816
Charles Schwab Corp.	18,879	596,010
Morgan Stanley	11,030	353,622
Northern Trust Corp.	4,438	301,740
State Street Corp.	4,974	346,340
T. Rowe Price Group, Inc.	8,045	534,992

		3,324,617

CHEMICALS—2.6%
Air Products & Chemicals, Inc.	5,469	822,209
E.I. du Pont de Nemours & Co.	10,538	705,730
Ecolab, Inc.	7,662	932,619
International Flavors and Fragrances, Inc.	3,158	451,499
LyondellBasell Industries NV—Class A	2,820	227,461
Praxair, Inc.	8,079	976,186
Sherwin-Williams Co. (The)	3,612	999,296

		5,115,000

COMMERCIAL SERVICES & SUPPLIES—0.5%
Republic Services, Inc.	19,944	1,006,175

COMMUNICATIONS EQUIPMENT—1.1%
Cisco Systems, Inc.	51,964	1,648,298
F5 Networks, Inc. (a)	2,555	318,455
Juniper Networks, Inc.	8,505	204,631

		2,171,384

COMPUTERS & PERIPHERALS—0.2%
Hewlett Packard Enterprise Co.	12,680	288,470

CONSTRUCTION MATERIALS—0.3%
Vulcan Materials Co.	5,347	608,114

CONSUMER FINANCE—0.5%
American Express Co.	6,566	420,487
Discover Financial Services	5,922	334,889
Synchrony Financial	6,700	187,600

		942,976

CONTAINERS & PACKAGING—0.3%
Avery Dennison Corp.	5,212	405,442

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS—99.0% (Continued)	Shares	Value
CONTAINERS & PACKAGING—0.3% (Continued)
Sealed Air Corp.	5,793	$265,435

		670,877

DIVERSIFIED FINANCIAL SERVICES—0.8%
CME Group, Inc.	3,995	417,557
Intercontinental Exchange, Inc.	2,047	551,380
S&P Global, Inc.	5,128	649,000

		1,617,937

DIVERSIFIED TELECOMMUNICATION SERVICES—1.0%
AT&T, Inc.	7,872	319,682
Level 3 Communications, Inc. (a)	2,674	124,020
Verizon Communications, Inc.	30,290	1,574,474

		2,018,176

ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	7,090	867,249

ELECTRICAL EQUIPMENT—0.7%
Acuity Brands, Inc.	1,210	320,166
Emerson Electric Co.	5,667	308,908
Rockwell Automation, Inc.	5,891	720,705

		1,349,779

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Amphenol Corp.—Class A	10,146	658,678

ENERGY EQUIPMENT & SERVICES—0.2%
Schlumberger Ltd.	5,908	464,605

FOOD & STAPLES RETAILING—1.4%
CVS Health Corp.	16,998	1,512,652
Kroger Co. (The)	8,867	263,173
Walgreen Boots Alliance, Inc.	6,182	498,393
Wal-Mart Stores, Inc.	2,692	194,147
Whole Foods Market, Inc.	8,683	246,163

		2,714,528

FOOD PRODUCTS—1.9%
Campbell Soup Co.	15,400	842,380
Hershey Co. (The)	5,314	508,018
Kellogg Co.	11,156	864,255

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS—99.0% (Continued)	Shares	Value
FOOD PRODUCTS—1.9% (Continued)
Mead Johnson Nutrition Co.	5,698	$450,199
Mondelēz International, Inc.—Class A	21,133	927,739

		3,592,591

HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
Abbott Laboratories	5,070	214,410
Baxter International, Inc.	2,939	139,896
Becton, Dickinson and Co.	8,515	1,530,401
Boston Scientific Corp. (a)	37,718	897,688
Edwards Lifesciences Corp. (a)	6,308	760,493
Intuitive Surgical, Inc. (a)	571	413,878
Medtronic plc	9,540	824,256
St. Jude Medical, Inc.	2,530	201,793
Stryker Corp.	8,347	971,674
Zimmer Biomet Holdings, Inc.	5,940	772,319

		6,726,808

HEALTH CARE PROVIDERS & SERVICES—1.3%
AmerisourceBergen Corp.	2,580	208,412
Centene Corp. (a)	3,400	227,664
Cigna Corp.	7,376	961,240
DaVita HealthCare Partners, Inc. (a)	6,464	427,077
Express Scripts Holding Co. (a)	5,211	367,532
HCA Holdings, Inc. (a)	2,500	189,075
Humana, Inc.	1,140	201,655

		2,582,655

HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp. (a)	8,234	508,449

HOTELS, RESTAURANTS & LEISURE—2.8%
Chipotle Mexican Grill, Inc.—Class A (a)	790	334,565
Marriott International, Inc.—Class A	8,558	576,210
McDonald’s Corp.	12,500	1,442,000
Royal Caribbean Cruises Ltd.	6,358	476,532
Starbucks Corp.	35,185	1,904,916
Yum! Brands, Inc.	6,767	614,511

		5,348,734

HOUSEHOLD DURABLES—0.5%
Mohawk Industries, Inc. (a)	1,000	200,340
Newell Brands, Inc.	10,165	535,289

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS—99.0% (Continued)	Shares	Value
HOUSEHOLD DURABLES—0.5% (Continued)
Whirlpool Corp.	1,667	$270,321

		1,005,950

HOUSEHOLD PRODUCTS—1.6%
Colgate-Palmolive Co.	16,612	1,231,614
Kimberly-Clark Corp.	8,109	1,022,869
Procter & Gamble Co.	9,675	868,331

		3,122,814

INDUSTRIAL CONGLOMERATES—1.8%
3M Co.	16,257	2,864,971
Roper Technologies, Inc.	3,835	699,773

		3,564,744

INSURANCE—1.1%
Aflac, Inc.	4,154	298,548
Aon plc	6,821	767,294
Chubb Corp.	2,780	349,307
Prudential Financial, Inc.	4,176	340,971
Travelers Cos., Inc.	2,642	302,641

		2,058,761

INTERNET & CATALOG RETAIL—4.8%
Amazon.com, Inc. (a)	8,113	6,793,096
Netflix, Inc. (a)	10,057	991,117
Priceline Group, Inc. (The) (a)	1,030	1,515,635

		9,299,848

INTERNET SOFTWARE & SERVICES—9.2%
Akamai Technologies, Inc. (a)	5,069	268,606
Alphabet, Inc.—Class A (a)	9,417	7,571,833
Alphabet, Inc.—Class C (a)	3,610	2,806,017
eBay, Inc. (a)	22,795	749,956
Equinix, Inc.	1,080	389,070
Facebook, Inc.—Class A (a)	48,005	6,157,601

		17,943,083

IT SERVICES—5.6%
Accenture plc—Class A	7,994	976,627
Automatic Data Processing, Inc.	11,012	971,258
Cognizant Technology Solutions Corp.—Class A (a)	11,980	571,566
Dell Technologies, Inc. (a)	725	34,655
Fiserv, Inc. (a)	9,826	977,392
International Business Machines Corp.	4,168	662,087

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS—99.0% (Continued)	Shares	Value
IT SERVICES—5.6% (Continued)
MasterCard, Inc.—Class A	20,125	$2,048,121
Paychex, Inc.	5,970	345,484
PayPal Holdings, Inc. (a)	16,367	670,556
Total System Services, Inc.	11,178	527,043
Visa, Inc.—Class A	38,164	3,156,163

		10,940,952

LEISURE PRODUCTS—0.1%
Hasbro, Inc.	2,270	180,079

LIFE SCIENCES TOOLS & SERVICES—1.6%
Agilent Technologies, Inc.	5,785	272,416
Illumina, Inc. (a)	3,317	602,566
Thermo Fisher Scientific, Inc.	10,736	1,707,668
Waters Corp. (a)	2,874	455,500

		3,038,150

MACHINERY—0.4%
Illinois Tool Works, Inc.	7,043	844,033

MEDIA—3.7%
CBS Corp.—Class B	6,525	357,178
Comcast Corp.—Class A	31,097	2,062,975
Discovery Communications, Inc.—Series A (a)	13,662	367,781
Discovery Communications, Inc.—Series C (a)	6,448	169,647
Omnicom Group, Inc.	8,416	715,360
TEGNA, Inc.	13,339	291,591
Time Warner, Inc.	5,141	409,275
Walt Disney Co. (The)	29,379	2,728,134

		7,101,941

MULTILINE RETAIL—0.3%
Dollar Tree, Inc. (a)	6,249	493,233
Target Corp.	2,326	159,750

		652,983

OIL, GAS & CONSUMABLE FUELS—1.2%
EOG Resources, Inc.	11,562	1,118,161
Noble Energy, Inc.	9,075	324,341
Occidental Petroleum Corp.	2,758	201,113
Spectra Energy Corp.	8,413	359,656

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS—99.0% (Continued)	Shares	Value
OIL, GAS & CONSUMABLE FUELS—1.2% (Continued)
Williams Cos., Inc.	13,291	$408,432

		2,411,703

PERSONAL PRODUCTS—0.1%
Estée Lauder Cos., Inc.—Class A	2,155	190,847

PHARMACEUTICALS—5.2%
AbbVie, Inc.	31,185	1,966,838
Bristol-Myers Squibb Co.	23,108	1,245,983
Eli Lilly & Co.	17,438	1,399,574
Johnson & Johnson	33,248	3,927,586
Merck & Co., Inc.	11,122	694,124
Mylan NV (a)	4,790	182,595
Perrigo Co. plc	3,786	349,562
Zoetis, Inc.	8,110	421,801

		10,188,063

PROFESSIONAL SERVICES—1.0%
Equifax, Inc.	5,634	758,224
Nielsen Holdings plc	16,371	876,994
Robert Half International, Inc.	6,317	239,162

		1,874,380

REAL ESTATE INVESTMENT TRUSTS (REITS)—3.8%
American Tower Corp.	10,594	1,200,618
AvalonBay Communities, Inc.	3,510	624,218
Crown Castle International Corp.	11,808	1,112,432
Equity Residential	9,459	608,498
General Growth Properties, Inc.	12,536	345,994
Host Hotels & Resorts, Inc.	16,449	256,111
Prologis, Inc.	6,480	346,939
Public Storage	3,142	701,106
Simon Property Group, Inc.	5,204	1,077,280
Ventas, Inc.	8,540	603,180
Weyerhaeuser Co.	13,259	423,492

		7,299,868

ROAD & RAIL—0.8%
CSX Corp.	9,455	288,377
Kansas City Southern	2,586	241,326

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS—99.0% (Continued)	Shares	Value
ROAD & RAIL—0.8% (Continued)
Norfolk Southern Corp.	1,614	$156,655
Union Pacific Corp.	9,514	927,900

		1,614,258

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.3%
Analog Devices, Inc.	8,337	537,320
Applied Materials, Inc.	18,241	549,966
Broadcom Corp.—Class A	6,964	1,201,429
Intel Corp.	47,177	1,780,932
NVIDIA Corp.	12,980	889,390
Skyworks Solutions, Inc.	3,110	236,795
Texas Instruments, Inc.	18,499	1,298,260

		6,494,092

SOFTWARE—8.2%
Activision Blizzard, Inc.	19,487	863,274
Adobe Systems, Inc. (a)	7,977	865,823
Autodesk, Inc. (a)	4,626	334,599
Citrix Systems, Inc. (a)	3,452	294,179
Electronic Arts, Inc. (a)	7,846	670,048
Intuit, Inc.	6,883	757,199
Microsoft Corp.	160,097	9,221,587
Oracle Corp.	35,196	1,382,499
Red Hat, Inc. (a)	6,307	509,795
salesforce.com, Inc. (a)	13,105	934,780
Symantec Corp.	4,998	125,450

		15,959,233

SPECIALTY RETAIL—4.4%
Advance Auto Parts, Inc.	1,310	195,347
AutoZone, Inc. (a)	659	506,336
Bed Bath & Beyond, Inc.	6,116	263,661
Home Depot, Inc. (The)	26,011	3,347,095
L Brands, Inc.	2,519	178,270
Lowe’s Cos., Inc.	17,846	1,288,660
O’Reilly Automotive, Inc. (a)	3,018	845,372
Ross Stores, Inc.	9,142	587,830
TJX Cos., Inc.	12,650	945,967
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,400	333,172

		8,491,710

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS—99.0% (Continued)			Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.5%
Apple, Inc.			111,415	$12,595,466

TEXTILES, APPAREL & LUXURY GOODS—1.1%
NIKE, Inc.—Class B			25,060	1,319,409
Under Armour, Inc.—Class A (a)			5,220	201,910
VF Corp.			9,543	534,885

				2,056,204

TRADING COMPANIES & DISTRIBUTORS—0.4%
Fastenal Co.			8,253	344,810
W.W. Grainger, Inc.			2,257	507,464

				852,274

TOTAL COMMON STOCKS (COST $124,436,176)				$192,729,827

CORPORATE NOTES—0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (b)	1.000%	06/15/17	$800,000	$800,000
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/15/17	175,000	175,000
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	800,000	800,000

TOTAL CORPORATE NOTES (COST $1,775,000)				$1,775,000

TOTAL INVESTMENTS—(COST (c) $126,211,176—Unrealized gain/loss $68,293,651)—99.9%				$194,504,827

OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%				146,894

NET ASSETS—100.0%				$194,651,721

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

plc—Public Liability Company

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Small Cap Fund

September 30, 2016 (Unaudited)

COMMON STOCKS—92.2%	Shares	Value
AEROSPACE & DEFENSE—0.8%
Hexcel Corp.	8,830	$391,169

BANKS—9.4%
BancorpSouth, Inc.	33,458	776,226
Bank of the Ozarks, Inc.	12,695	487,488
Capital Bank Financial Corp.—Class A	16,685	535,755
Hanmi Financial Corp.	24,300	640,062
Home Bancshares, Inc.	43,830	912,102
Pinnacle Financial Partners, Inc.	13,685	740,085
SVB Financial Group (a)	4,040	446,582

		4,538,300

BUILDING PRODUCTS—4.3%
American Woodmark Corp. (a)	8,725	702,973
Apogee Enterprises, Inc.	8,380	374,502
Builders FirstSource, Inc. (a)	38,400	441,984
PGT, Inc. (a)	51,100	545,237

		2,064,696

CAPITAL MARKETS—1.8%
BGC Partners, Inc.—Class A	61,175	535,281
NorthStar Asset Management Group, Inc.	27,905	360,812

		896,093

COMMERCIAL SERVICES & SUPPLIES—3.1%
Healthcare Services Group, Inc.	24,625	974,658
Team, Inc. (a)	15,940	521,397

		1,496,055

COMMUNICATIONS EQUIPMENT—0.7%
Infinera Corp. (a)	39,205	354,021

CONSTRUCTION & ENGINEERING—2.9%
EMCOR Group, Inc.	14,630	872,241
MasTec, Inc. (a)	17,265	513,461

		1,385,702

CONSTRUCTION MATERIALS—2.0%
Headwaters, Inc. (a)	20,084	339,821

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Fund

COMMON STOCKS—92.2% (Continued)	Shares	Value
CONSTRUCTION MATERIALS—2.0% (Continued)
Summit Materials, Inc.—Class A (a)	34,871	$646,857

		986,678

DISTRIBUTORS—2.1%
Pool Corp.	10,615	1,003,330

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—3.4%
First Industrial Realty Trust, Inc.	28,670	809,067
Outfront Media, Inc.	36,035	852,228

		1,661,295

FOOD & STAPLES RETAILING—1.5%
Sprouts Farmers Market, Inc. (a)	36,160	746,704

FOOD PRODUCTS—2.6%
Post Holdings, Inc. (a)	8,625	665,591
Snyder’s-Lance, Inc.	11,360	381,469
TreeHouse Foods, Inc. (a)	2,435	212,308

		1,259,368

HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
Cantel Medical Corp.	11,565	901,839
Cynosure, Inc.—Class A (a)	9,265	471,959
Neogen Corp. (a)	11,020	616,459

		1,990,257

HEALTH CARE PROVIDERS & SERVICES—5.0%
Acadia Healthcare Co., Inc. (a)	8,260	409,283
Aceto Corp.	27,040	513,490
Brookdale Senior Living, Inc. (a)	40,540	707,423
HealthEquity, Inc. (a)	21,010	795,228

		2,425,424

HEALTH CARE TECHNOLOGY—1.9%
Omnicell, Inc. (a)	24,160	925,328

HOTELS, RESTAURANTS & LEISURE—0.9%
Zoe’s Kitchen, Inc. (a)	18,695	414,842

INTERNET & CATALOG RETAIL—1.1%
Nutrisystem, Inc.	17,850	529,966

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Fund

COMMON STOCKS—92.2% (Continued)	Shares	Value
INTERNET SOFTWARE & SERVICES—3.7%
Criteo SA—ADR (a)	12,020	$422,022
Envestnet, Inc. (a)	19,045	694,190
SPS Commerce, Inc. (a)	8,880	651,881

		1,768,093

IT SERVICES—3.5%
Acxiom Corp. (a)	27,010	719,816
Euronet Worldwide, Inc. (a)	11,690	956,593

		1,676,409

LIFE SCIENCES TOOLS & SERVICES—6.6%
Cambrex Corp. (a)	9,165	407,476
Charles River Laboratories International, Inc. (a)	11,590	965,911
PRA Health Sciences, Inc. (a)	16,325	922,526
VWR Corp. (a)	31,440	891,638

		3,187,551

MACHINERY—2.3%
John Bean Technologies Corp.	10,055	709,380
Toro Co.	8,940	418,750

		1,128,130

MARINE—1.0%
Kirby Corp. (a)	7,785	483,916

METALS & MINING—0.6%
Ferroglobe plc	32,600	294,378

MULTILINE RETAIL—1.1%
Ollie’s Bargain Outlet Holdings, Inc. (a)	20,220	529,966

PHARMACEUTICALS—1.6%
Akorn, Inc. (a)	28,287	771,104

PROFESSIONAL SERVICES—1.8%
FTI Consulting, Inc. (a)	19,705	878,055

REAL ESTATE INVESTMENT TRUSTS (REITS)—2.4%
CubeSmart	9,030	246,158
Life Storage, Inc. (a)	4,845	430,914
STAG Industrial, Inc.	20,460	501,475

		1,178,547

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Fund

COMMON STOCKS—92.2% (Continued)	Shares	Value
ROAD & RAIL—1.6%
Genesee & Wyoming, Inc.—Class A (a)	11,045	$761,553

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
Lattice Semiconductor Corp. (a)	64,800	420,552
Rambus, Inc. (a)	39,335	491,687

		912,239

SOFTWARE—11.3%
ACI Worldwide, Inc. (a)	27,795	538,667
Callidus Software, Inc. (a)	28,005	513,892
Fair Isaac Corp.	4,360	543,213
FireEye, Inc. (a)	43,295	637,735
Guidewire Software, Inc. (a)	13,030	781,539
Manhattan Associates, Inc. (a)	12,315	709,590
Proofpoint, Inc. (a)	8,225	615,641
Take-Two Interactive Software, Inc. (a)	24,650	1,111,222

		5,451,499

TEXTILES, APPAREL & LUXURY GOODS—2.6%
Columbia Sportswear Co.	13,450	763,153
Oxford Industries, Inc.	7,030	475,931

		1,239,084

TRADING COMPANIES & DISTRIBUTORS—2.6%
MSC Industrial Direct Co., Inc.—Class A	7,500	550,575
Triton International Ltd. of Bermuda	7,995	105,454
Watsco, Inc.	4,260	600,234

		1,256,263

TOTAL COMMON STOCKS (COST $37,052,356)		$44,586,015

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Fund

CORPORATE NOTES—0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (b) (COST $440,000)	1.000%	06/15/17	$440,000	$440,000

TOTAL INVESTMENTS—(COST (c) $37,492,356— Unrealized gain/loss $7,533,659)—93.1%				$45,026,015

OTHER ASSETS IN EXCESS OF LIABILITIES—6.9%				3,351,670

NET ASSETS—100.0%				$48,377,685

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Represents cost for financial reporting purposes.

ADR—American Depositary Receipt

plc—Public Liability Company

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

September 30, 2016 (Unaudited)

MUTUAL FUNDS—99.9%	Shares	Value
DEBT FUNDS—69.6%
Praxis Impact Bond Fund—Class I (a)	1,431,801	$15,191,405

EQUITY FUNDS—30.3%
Praxis Growth Index Fund—Class I (a)	114,924	2,192,744
Praxis International Index Fund—Class I (a)	169,405	1,665,249
Praxis Small Cap Fund—Class I (a) (b)	52,638	547,957
Praxis Value Index Fund—Class I (a)	181,534	2,203,819

		6,609,769

TOTAL MUTUAL FUNDS—(COST (c) $19,723,520— Unrealized gain/loss $2,077,654)—99.9%		$21,801,174

OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		17,473

NET ASSETS—100.0%		$21,818,647

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

September 30, 2016 (Unaudited)

MUTUAL FUNDS—100.0%	Shares	Value
DEBT FUNDS—39.7%
Praxis Impact Bond Fund—Class I (a)	2,397,140	$25,433,660

EQUITY FUNDS—60.3%
Praxis Growth Index Fund—Class I (a)	589,153	11,241,034
Praxis International Index Fund—Class I (a)	992,026	9,751,611
Praxis Small Cap Fund—Class I (a) (b)	616,505	6,417,820
Praxis Value Index Fund—Class I (a)	930,314	11,294,017

		38,704,482

TOTAL MUTUAL FUNDS—(COST (c) $53,941,344— Unrealized gain/loss $10,196,798)—100.0%		$64,138,142

OTHER ASSETS IN EXCESS OF LIABILITIES—0.0% (d)		14,625

NET ASSETS—100.0%		$64,152,767

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.
(d)	Amount rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

September 30, 2016 (Unaudited)

MUTUAL FUNDS—100.0%	Shares	Value
DEBT FUNDS—19.8%
Praxis Impact Bond Fund—Class I (a)	999,984	$10,609,835

EQUITY FUNDS—80.2%
Praxis Growth Index Fund—Class I (a)	632,001	12,058,583
Praxis International Index Fund—Class I (a)	1,103,448	10,846,896
Praxis Small Cap Fund—Class I (a) (b)	771,539	8,031,720
Praxis Value Index Fund—Class I (a)	997,967	12,115,313

		43,052,512

TOTAL MUTUAL FUNDS—(COST (c) $43,011,719— Unrealized gain/loss $10,650,628)—100.0%		$53,662,347

LIABILITIES IN EXCESS OF OTHER ASSETS—0.0% (d)		(3,709)

NET ASSETS—100.0%		$53,658,638

(a)	Affiliated fund.
(b)	Non-income producing security.
(c)	Represents cost for financial reporting purposes.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

Praxis Mutual Funds

Notes to schedule of portfolio investments

September 30, 2016 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2016, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund,” collectively the “Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio,” collectively the “Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, the International Index Fund, the Value Index Fund, the Growth Index Fund, the Small Cap Fund, the Conservative Portfolio, the Balanced Portfolio, and the Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of September 30, 2016, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A Shares are subject to a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by

Praxis Mutual Funds

Notes to schedule of portfolio investments (continued)

the pricing service and the valuations so established will be reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost, which approximates fair value. The Portfolios’ investments in the underlying Funds are valued at the Funds’ closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of September 30, 2016, for each Fund’s and Portfolio’s investments are as follows:

Praxis Impact Bond Fund Investments at Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$14,489,925	$—	$14,489,925
Commercial Mortgage Backed Securities	—	7,032,426	—	7,032,426
Foreign Bonds	—	9,862,528	—	9,862,528
Municipal Bonds	—	14,865,086	—	14,865,086
Corporate Bonds	—	212,749,079	—	212,749,079
Corporate Notes	—	4,600,000	—	4,600,000
U.S. Government Agencies	—	190,340,633	—	190,340,633
Investment Companies	3,504,493	—	—	3,504,493

Total Investments	$3,504,493	$453,939,677	$—	$457,444,170

Praxis Mutual Funds

Notes to schedule of portfolio investments (continued)

Praxis International Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$139,266,378	$48,306,777	$—	$187,573,155
Preferred Stocks	612,356	—	—	612,356
Warrants	—	—	—	—
Corporate Notes	—	1,600,000	—	1,600,000

Total Investments	$139,878,734	$49,906,777	$—	$189,785,511

Praxis Value Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$152,779,712	$—	$—	$152,779,712
Rights	—	7,028	—	7,028
Corporate Notes	—	1,270,000	—	1,270,000

Total Investments	$152,779,712	$1,277,028	$—	$154,056,740

Praxis Growth Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$192,729,827	$—	$—	$192,729,827
Corporate Notes	—	1,775,000	—	1,775,000

Total Investments	$192,729,827	$1,775,000	$—	$194,504,827

Praxis Small Cap Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$44,586,015	$—	$—	$44,586,015
Corporate Notes	—	440,000	—	440,000

Total Investments	$44,586,015	$440,000	$—	$45,026,015

Praxis Genesis Conservative Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$21,801,174	$—	$—	$21,801,174

Total Investments	$21,801,174	$—	$—	$21,801,174

Praxis Genesis Balanced Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$64,138,142	$—	$—	$64,138,142

Total Investments	$64,138,142	$—	$—	$64,138,142

Praxis Genesis Growth Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$53,662,347	$—	$—	$53,662,347

Total Investments	$53,662,347	$—	$—	$53,662,347

Refer to each Fund’s Schedule of Portfolio Investments for a listing of common stocks, if applicable, by industry type. As of September 30, 2016, the Funds and Portfolios did not have any transfers into and out of any Level. In addition, the Funds and Portfolios did not have any derivative instruments or assets and liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2016. It is the Funds’ and Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Praxis Mutual Funds

Notes to schedule of portfolio investments (continued)

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than on the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities during the reporting period, resulting from changes in the exchange rate.

Praxis Mutual Funds

Notes to schedule of portfolio investments (continued)

3. Federal Income Tax Information:

The following information is computed on a tax basis for each item as of September 30, 2016:

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Fund
Cost of portfolio investments	$438,435,372	$169,736,209	$126,957,281	$126,525,217	$37,516,585

Gross unrealized appreciation	$20,307,318	$38,223,410	$32,144,442	$70,212,352	$8,518,035
Gross unrealized depreciation	(1,298,520)	(18,174,108)	(5,044,983)	(2,232,742)	(1,008,605)

Net unrealized appreciation on investments	$19,008,798	$20,049,302	$27,099,459	$67,979,610	$7,509,430

	Praxis Genesis Consevative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Cost of portfolio investments	$19,889,947	$54,379,774	$43,451,454

Gross unrealized appreciation	$2,008,658	$10,248,594	$10,858,823
Gross unrealized depreciation	(97,431)	(490,226)	(647,930)

Net unrealized appreciation on investments	$1,911,227	$9,758,368	$10,210,893

The difference between the federal income tax cost of portfolio investments and the Schedule of Portfolio Investments cost for each Fund (excluding the Impact Bond Fund) is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from September 30, 2016 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Chad Horning
Chad Horning
President and Chief Executive Officer
November 23, 2016

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
November 23, 2016